[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185
Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Commercial Paper (68.5%)
	Asset-Backed - Auto (6.7%)
$3,450	DaimlerChrysler Revolving Auto Conduit	1.66 - 1.78	10/27/04 - 10/28/04	$3,445,624
4,350	FCAR Owner Trust	1.56 - 1.65	10/15/04 - 11/16/04	4,343,124
				7,788,748
	Asset-Backed - Consumer (0.9%)
1,062	Old Line Funding - 144A*	1.80	11/1/2004	1,060,354

	Asset-Backed - Corporate (5.4%)
3,250	Atlantis One Funding - 144A*	1.59 - 1.61	11/4/2004	3,245,130
1,500	Blue Ridge Assets Fdg - 144A*	1.77	10/22/2004	1,498,451
1,500	Moat Funding LLC - 144A*	1.55	10/12/2004	1,499,294
				6,242,875
	Asset-Backed - Diversified (4.6%)
2,485	CRC Funding - 144A*	1.60	10/20/04	2,482,902
1,200	Jupiter Securitization - 144A*	1.67	10/07/04	1,199,666
1,600	Yorktown Capital LLC - 144A*	1.81	11/16/04	1,596,320
				5,278,888
	Asset-Backed - Mortgages (6.6%)
2,000	MINT - A1	1.61	10/18/04	1,998,489
5,600	Sydney Capital Corp. - 144A*	1.66 - 1.90	10/15/04 - 12/17/04	5,591,075
				7,589,564
	Asset-Backed - Securities (10.7%)
1,500	Amstel Funding Corp. - 144A*	1.70	11/26/2004	1,496,057
5,750	Cancara Asset Securitization Ltd. - 144A*	1.68 - 1.88	11/18/04 - 12/15/04	5,733,620
1,139	Clipper Receiv Co LLC.	1.83	11/02/04	1,137,147
1,250	Galaxy Funding Inc. - 144A*	1.73	11/18/04	1,247,133
2,837	Scaldis Capital Corp. - 144A*	1.67 - 1.68	11/15/04 - 11/18/04	2,830,810
				12,444,767

	Finance - Corporate (3.7%)
4,300	Cit Group Inc.	1.54 - 1.55	10/01/04	4,300,000

	Financial Conglomerates (4.3%)
5,000	General Electric Capital Corp.	1.79 - 2.06	01/03/05 - 04/14/05	4,957,397

	International Banks (21.1%)
4,564	Bank of Ireland	1.76 - 1.89	12/09/04 - 12/31/04	4,545,357

1,000	Danske Corp.	1.85	11/29/04	996,984
3,650	HBOS Treasury Services PLC	1.76 - 1.88	11/29/04 - 12/15/04	3,637,065
900	HBOS Treasury Services PLC - 144A*	1.61	10/26/04	899,000
2,000	ING (U.S. Funding LLC)	1.59	10/06/04	1,999,561
3,350	Natexis Banques Populaires U.S. Finance LLC	1.52 - 1.89	10/04/04 - 1/03/05	3,340,012
2,050	Royal Bank of Scotland PLC	1.63 - 1.75	10/29/04 - 11/29/04	2,045,985
2,000	Swedbank, Inc.	1.58	10/21/04	1,998,255
5,028	Unicredit Delaware Inc.	1.69 - 1.87	10/22/04 - 12/06/04	5,018,470
				24,480,689

	Insurance (4.5%)
1,000	Allianz Finance Corp - 144A*	1.62	10/19/04	999,190
2,250	ING America Ins-Hldg Inc.	1.71	11/22/04	2,244,475
2,000	Mass Mutual Funding LLC - 144A*	1.81	12/02/04	1,993,800
				5,237,465

	Total Commercial Paper (Cost $79,380,747)			79,380,747

	U.S. Government Agencies (22.2%)
2,000	Federal Home Loan Banks	1.17	10/8/2004	1,999,547
7,800	Federal National Mortgage Assoc.	1.56 - 1.86	10/13/04 - 12/22/04	7,787,018
15,925	Freddie Mac	1.12 - 1.91	10/05/04 - 02/22/05	15,868,817

	Total U.S. Government Agencies (Cost $25,655,382)			25,655,382

	Floating Rate Notes (5.6%)
	Banking (3.9%)
4,500	U.S. Bank N.A. - Cincinnati	1.64	11/05/04	4,501,293

	Insurance (1.7%)
2,000	AIG SunAmerica Global Financing VIII - 144A*	1.71	11/15/04	2,000,425

	Total Floating Rate Notes (Cost $6,501,718)			6,501,718

	Certificates of Deposit (1.3%)
1,500	State Street Bank & Trust (Cost $1,500,000)	1.56	10/7/2004	1,500,000

	Banker’s Acceptances (2.3%)
2,704	JP Morgan Chase Bank (Cost $2,695,237)	1.80 - 2.16	11/08/04 - 01/06/05	2,695,237

	Total Investments
	(Cost $115,733,084 (a)		99.9%	115,733,084

	Other Assets in Excess of Liabilities		0.1	105,563

	Net Assets		100.0%	$115,838,647

*                                                                 Resale is restricted to qualified institutional investors

(a)                                                          Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Flexible Income Trust Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
		Government & Corporate Bonds (99.4%)
		Foreign (28.0%)
		Argentina (0.5%)
		Government Obligations (0.5%)
	$130	Republic of Argentina (c)	3.53%		04/10/05	$45,175
	525	Republic of Argentina (c)	11.75		04/07/09	161,437
	35	Republic of Argentina (c)	11.375		03/15/10	10,762
	20	Republic of Argentina (c)	11.75		06/15/15	6,150
	30	Republic of Argentina (c)	11.375		01/30/17	9,300
	5	Republic of Argentina (c)	12.00		02/01/20	1,475
	169	Republic of Argentina (c)	6.00		03/21/23	87,310
		Total Argentina				321,609

		Australia (0.3%)
		Other Metals/Minerals (0.0%)
	70	Murrin Murrin Holdings Property Ltd.(c)	9.375		08/31/07	7

		Property - Casualty Insurers (0.3%)
	200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	202,202

		Total Australia				202,209

		Austria (2.2%)
		Government Obligation (2.1%)
EUR	1,200	Austrian Government Bond	3.40		10/20/04	1,492,909

		Pulp & Paper (0.1%)
	$65	Sappi Papier Holding AG - 144A*	6.75		06/15/12	71,428

		Total Austria				1,564,337

		Belgium (0.3%)
		Cable/Satellite Tv (0.3%)
	290	Telenet Group Holding NV - 144A*	11.50	††	06/15/14	214,600

		Bermuda (0.0%)
		Personnel Services (0.0%)
EUR	20	Adecco Financial Services	6.00		03/15/06	25,829

		Brazil (2.2%)
		Government Obligations (2.2%)
	$160	Federal Republic of Brazil	10.50		07/14/14	178,560
	340	Federal Republic of Brazil	8.00		04/15/24	338,510
	60	Federal Republic of Brazil	6.00		04/15/24	54,217
	220	Federal Republic of Brazil	2.063		04/15/24	195,272
	215	Federal Republic of Brazil	8.875		04/15/24	206,400

	130	Federal Republic of Brazil	11.00		08/17/40	145,892
	340	Federal Republic of Brazil	14.50		10/15/09	440,300
		Total Brazil				1,559,151

		Bulgaria (0.2%)
		Government Obligation (0.2%)
	130	Federal Republic of Bulgaria	8.25		01/15/15	160,530

		Canada (2.9%)
		Aerospace & Defense (0.0%)
EUR	10	Bombardier Capital	6.125		05/14/07	12,256

		Containers/Packaging (0.1%)
$65		Norampac, Inc.	6.75		06/01/13	68,087

		Drugstore Chains (0.3%)
	45	Jean Coutu Group PJC Inc. - 144A*	7.625		08/01/12	46,012
	145	Jean Coutu Group PJC Inc. - 144A*	8.50		08/01/14	144,637
						190,649
		Forest Products (0.3%)
	175	Tembec Industries Inc.	8.50		02/01/11	183,750
	40	Tembec Industries Inc.	7.75		03/15/12	40,400
						224,150
		Government Obligations (0.4%)
CAD	175	Canada Government Bond	5.50		06/01/09	147,573
	190	Canadian Government Bond	3.00		06/01/06	150,353
						297,926
		Integrated Oil (0.1%)
$40		Petro-Canada	5.35		07/15/33	36,781

		Movies/Entertainment (0.2%)
	134	Alliance Atlantis Communications, Inc.	13.00		12/15/09	145,557

		Oil & Gas Production (0.1%)
	90	Nexen Inc.	5.05		11/20/13	89,514

		Oilfield Services/Equipment (0.2%)
	130	CHC Helicopter Corp.	7.375		05/01/14	136,175

		Other Metals/Minerals (0.3%)
	210	Inco Ltd.	7.20		09/15/32	240,327
	5	Inco Ltd.	7.75		05/15/12	5,900
						246,227
		Publishing: Newspapers (0.3%)
	215	Hollinger Participation Trust - 144A*	12.125	†	11/15/10	247,267

		Pulp & Paper (0.2%)
	155	Abitibi-Consolidated Inc.	6.00		06/20/13	143,375

		Telecommunication Equipment (0.4%)
	125	Nortel Networks Ltd.	6.125		02/15/06	128,125
	130	Nortel Networks Ltd.(Conv.)	4.25		09/01/08	126,100
						254,225

		Total Canada				2,092,189

		Cayman Islands (0.0%)
		Tobacco (0.0%)
EUR	15	Altria Finance Ltd.	5.625	06/24/08	19,098

		Chile (0.3%)
		Oil & Gas Production (0.3%)
$180		Empresa Nacional de Petroleo	6.75	11/15/12	202,954

		Colombia (0.3%)
		Government Obligations (0.3%)
35		Columbia (Republic of)	11.75	02/25/20	42,962
50		Republic of Columbia	10.375	01/28/33	54,500
119		Republic of Columbia	9.75	04/09/11	134,875
		Total Colombia			232,337

		Denmark (0.1%)
		Government Obligation (0.1%)
DKK	400	Kingdom of Denmark	5.00	08/15/05	68,264

		France (1.5%)
		Chemicals: Specialty (0.2%)
$140		Rhodia SA	8.875	06/01/11	122,500

		Government Obligations (1.1%)
EUR	350	France (Republic of)	6.50	04/25/11	507,325
225		French Treasury Note	5.00	07/12/05	285,592
					792,917
		Telecommunications (0.1%)
15		France Telecom	7.00	12/23/09	21,382
20		France Telecom	8.125	01/28/33	33,272

$25		France Telecom S.A.	9.25	03/01/31	33,243
					87,897

		Water Utilities (0.1%)
EUR	20	Gie Suez Alliance	5.50	02/20/09	26,817
20		Veolia Environment	5.875	06/27/08	26,993
					53,810

		Total France			1,057,124

		Germany (3.6%)
		Cable/Satellite Tv (0.3%)
$190		Kabel Deutschland - 144A*	10.625	07/01/14	208,050

		Government Obligations (2.7%)
EUR	610	Germany (Federal Republic of)	7.375	01/03/05	768,033
775		Germany (Federal Republic of)	6.25	01/04/24	1,179,298
					1,947,331
		Pharmaceuticals: Major (0.2%)
$55		VWR International - 144A*	6.875	04/15/12	57,750
70		VWR International - 144A*	8.00	04/15/14	74,375
					132,125

		Total Germany			2,287,506

		Ireland (0.2%)
		Investment Managers (0.2%)
150		JSG Funding PLC	9.625	10/01/12	170,250

		Israel (0.3%)
		Alternative Power Generation (0.3%)
205		Ormat Funding Corp. - 144A*	8.25	12/30/20	203,744

		Italy (0.0%)
		Telecommunications (0.0%)
30		Telecom Italia Capital SpA - 144A*	4.00	11/15/08	30,197

		Ivory Coast (0.0%)
		Government Obligation (0.0%)
90		Ivory Coast	2.00	03/29/18	15,849

		Japan (2.9%)
		Government Obligations (2.9%)
JPY	41,500	Japan (Government of)	0.80	03/20/13	363,036
171,000		Japan (Government of)	0.10	04/20/05	1,553,825
15,000		Japan (Government of)	0.10	12/20/05	136,319
		Total Japan			2,053,180

		Kyrgyzstan (0.3%)
		Industrial Conglomerates (0.3%)
EUR	10	Hutchison Whampoa Finance	5.875	07/08/13	13,115

	$165	Hutchison Whampoa International Ltd. - 144A*	6.50	02/13/13	174,123
		Total Kyrgyzstan			187,238

		Luxembourg (0.0%)
		Chemicals: Agricultural (0.0%)
EUR	20	Sygenta Lux Finance	5.50	07/10/06	26,030

		Industrial Conglomerates (0.0%)
10		Tyco International Group SA	6.125	04/04/07	13,374

		Total Luxembourg			39,404

		Malaysia (0.3%)
		Government Obligation (0.3%)
	$150	Malaysia	8.75	06/01/09	179,887

		Mexico (2.4%)
		Government Obligations (2.3%)
50		United Mexican States	8.00	09/24/22	56,500
80		United Mexican States Corp.	8.125	12/30/19	92,000
405		United Mexican States Corp.	8.375	01/14/11	475,875
200		United Mexican States Corp.	10.375	02/17/09	246,500
510		United Mexican States Corp.	11.50	05/15/26	768,825
					1,639,700
		Oil & Gas Production (0.1%)
80		Petroleos Mexicanos	9.50	09/15/27	97,640

		Total Mexico			1,737,340

		Netherlands (0.3%)
		Electric Utilities (0.0%)
EUR	2	RWE Finance	5.50	10/26/07	2,659

		Multi-Line Insurance (0.1%)
25		Munich Re Finance BV	6.75	06/21/23	35,293

		Publishing: Books/Magazines (0.0%)
20		VNU NV	6.625	05/30/07	27,041

		Telecommunications (0.2%)
20		Deutsche Telekom International Finance Corp.	8.125	05/29/12	31,056
	$65	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	84,267
EUR	25	Olivetti Finance N.V.	5.875	01/24/08	33,480
15		TPSA Eurofinance BV	6.625	03/01/06	19,641
					168,444

		Total Netherlands			233,437

		Nigeria (0.3%)
		Government Obligation (0.3%)
	$250	Central Bank of Nigeria	6.25	11/15/20	235,625

		Panama (0.3%)
		Government Obligations (0.3%)
	80	Republic of Panama	9.375	04/01/29	90,000
	100	Republic of Panama	9.625	02/08/11	115,250
		Total Panama			205,250

		Peru (0.3%)
		Government Obligations (0.3%)
	70	Republic of Peru	4.50	03/07/17	62,682
	70	Republic of Peru	8.375	05/03/16	73,150
	70	Republic of Peru	9.875	02/06/15	80,850
		Total Peru			216,682

		Philippines (1.0%)
		Government Obligations (1.0%)
	100	Philippines (Republic of)	9.875	01/15/19	103,500
	440	Republic of Philippines	8.875	03/17/15	440,550
	150	Republic of Philippines	10.625	03/16/25	160,875
		Total Philippines			704,925

		Qatar (0.4%)
		Government Obligation (0.2%)
	100	State of Qatar	9.75	06/15/30	143,150

		Gas Distributors (0.2%)
	105	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*	8.294	03/15/14	124,132

		Total Qatar			267,282

		Russia (2.6%)
		Government Obligations (2.6%)
	250	Aries Vermogensverwalting	9.60	10/25/14	281,012
	170	Federal Republic of Russia	8.25	03/31/10	185,285
	580	Federal Republic of Russia	5.00	03/31/30	559,352
	270	Federal Republic of Russia	12.75	06/24/28	412,435
	301	Federal Republic of Russia	11.00	07/24/18	393,605
		Total Russia			1,831,689

		Sweden (0.1%)
		Government Obligation (0.1%)
SEK	375	Swedish Government Bond	5.00	01/28/09	54,243

		Tunisia (0.0%)
		Regional Banks (0.0%)
$30		Banque Centrale de Tunisie	7.375	04/25/12	34,237

		Turkey (1.0%)
		Government Obligations (1.0%)
	190	Republic of Turkey	11.00	01/14/13	233,937
	105	Republic of Turkey	11.50	01/23/12	131,250
	100	Citigroup Inc. - 144A* (Issued 09/17/04)	0.00	02/23/06	98,360
	200	Citigroup Inc. - 144A* (Issued 08/30/04)	0.00	02/23/06	201,240
	70	Citigroup Inc. - 144A* (Issued 09/27/04)	0.00	02/23/06	72,926
		Total Turkey			737,713

		Ukraine (0.2%)
		Government Obligation (0.2%)
	110	Ukraine Government	5.361	08/5/09	111,650

		United Kingdom (0.5%)
		Advertising/Marketing Services (0.3%)
	$150	WPP Finance Corp. - 144A*	5.875	06/15/14	154,001
EUR	30	WPP Group PLC	6.00	06/18/08	40,441
					194,442
		Chemicals: Specialty (0.1%)
	$75	Avecia Group PLC	11.00	07/01/09	66,375

		Electric Utilities (0.0%)
EUR	20	National Grid Transco	5.00	07/02/18	24,937

		Life Health Insurance (0.1%)
	20	SL Finance PLC	6.375	07/12/22	27,693

		Tobacco (0.0%)
	20	BAT International Finance PLC	4.875	02/25/09	25,638

		Total United Kingdom			339,085

		Venezuela (0.6%)
		Government Obligations(0.6%)
	$200	Republic of Venezuela	10.75	09/19/13	225,200
	70	Republic of Venezuela	8.50	10/08/14	68,600
	100	Republic of Venezuela	9.375	01/13/34	99,050
		Total Venezuela			392,850

		Total Foreign (Cost $18,921,497)			19,989,494

		United States (71.4%)
		Corporate Bonds (42.5%)
		Advertising/Marketing Services (0.1%)
	110	Interep National Radio Sales, Inc. (Series B)	10.00	07/01/08	86,625

		Aerospace & Defense (0.4%)
	100	Northrop Grumman Corp.	4.079	11/16/06	101,641
	30	Raytheon Co.	4.85	01/15/11	30,839
	45	Raytheon Co.	8.30	03/01/10	53,855
	87	Systems 2001 Asset Trust - 144A*	6.664	09/15/13	96,907
					283,242
		Air Freight/Couriers (0.1%)
	30	FedEx Corp.	2.65	04/01/07	29,527
	40	FedEx Corp.	7.25	02/15/11	45,850
					75,377
		Airlines (0.2%)
	21	Continental Airlines, Inc.	6.545	02/02/19	20,357
	63	Continental Airlines, Inc.	6.648	09/15/17	59,419
	30	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	31,039
					110,815

	Alternative Power Generation (0.2%)
190	Calpine Corp. - 144A*	8.50		07/15/10	146,300

	Apparel/Footwear (0.1%)
60	Oxford Industries Inc. - 144A*	8.875		06/01/11	65,400

	Auto Parts: O.E.M. (0.2%)
154	TRW Automotive, Inc.	9.375		02/15/13	176,715

	Automotive Aftermarket (0.2%)
110	Tenneco Automotive, Inc. (Series B)	11.625		10/15/09	116,600

	Broadcasting (0.3%)
75	Clear Channel Communications, Inc.	7.65		09/15/10	85,688
45	Granite Broadcasting Corp.	9.75		12/01/10	41,850
74	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	81,400
					208,938
	Building Products (1.1%)
290	Associated Materials Inc. - 144A*	11.25	††	03/01/14	212,425
105	Brand Services Inc.	12.00		10/15/12	119,700
35	Interface Inc.	7.30		04/01/08	35,350
165	Interface Inc.	9.50		02/01/14	171,600
175	THL Buildco Inc. (Nortek) Inc. 144A*	8.50		09/01/14	184,187
55	WII Components Inc.	10.00		02/15/12	53,625
					776,887
	Cable/Satellite Tv (1.4%)
38	Avalon Cable LLC	11.875		12/01/08	39,798
135	Charter Communications Holdings LLC	10.75		10/01/09	111,375
185	Charter Communications Holdings/Charter Capital	11.75	††	05/15/11	115,625
180	Comcast Cable Communications Inc.	6.75		01/30/11	199,916
85	Comcast Corp.	6.50		01/15/15	91,985
40	Directv Holdings/Finance	8.375		03/15/13	45,700
210	Echostar DBS Corp.	6.375		10/01/11	213,675
104	Knology, Inc. - 144A* (d)	12.00	†	11/30/09	98,511
60	Renaissance Media Group LLC	10.00		04/15/08	62,100
					978,685
	Casino/Gaming (1.8%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c)	13.50		03/01/10	0
115	Harrah’s Operating Co., Inc.	7.875		12/15/05	121,756
200	Harrah’s Operating Co., Inc. - 144A*	5.50		07/01/10	206,908
180	Isle of Capri Casinos	7.00		03/01/14	181,800
235	MGM Mirage	6.00		10/01/09	239,406
190	Park Place Entertainment	8.875		09/15/08	217,075
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (c)	13.00		12/15/07	0
75	Station Casinos, Inc.	6.00		04/01/12	77,250
105	Station Casinos, Inc.	6.50		02/01/14	107,362
85	Venetian Casino/LV Sands	11.00		06/15/10	98,812
					1,250,369
	Chemicals: Major Diversified (0.7%)
161	Equistar Chemical Funding	10.125		09/01/08	182,332
35	Equistar Chemical Funding	10.625		05/01/11	40,075
55	Huntsman Advanced Materials Corp. - 144A*	11.00		07/15/10	64,075
160	Huntsman ICI Chemicals	10.125		07/01/09	168,800
45	ICI Wilmington Inc.	4.375		12/01/08	45,561
					500,843

	Chemicals: Specialty (1.6%)
50	FMC Corp.	10.25	11/01/09	58,625
60	Graham Packaging Co. - 144A*	8.50	10/15/12	61,500
65	Innophos Inc. - 144A*	8.875	08/15/14	69,550
80	ISP Chemco	10.25	07/01/11	89,600
135	ISP Holdings Inc. (Series B)	10.625	12/15/09	149,175
40	Koppers Industry Inc.	9.875	10/15/13	44,400
175	Millennium America, Inc.	7.00	11/15/06	182,437
65	Millennium America, Inc.	9.25	06/15/08	71,987
100	Nalco Co.	7.75	11/15/11	106,500
115	Nalco Co.	8.875	11/15/13	124,200
100	Rockwood Specialties, Inc.	10.625	05/15/11	110,500
45	Westlake Chemical Corp.	8.75	07/15/11	50,737
				1,119,211
	Coal (0.1%)
35	Foundation PA Coal Co. - 144A*	7.25	08/01/14	37,362

	Consumer Sundries (0.1%)
80	Amscan Holdings, Inc. - 144A*	8.75	05/01/14	82,000

	Consumer/Business Services (0.4%)
150	Buhrmann US, Inc. - 144A*	8.25	07/01/14	150,750
115	Muzak LLC/Muzak Finance Corp.	9.875	03/15/09	85,100
80	Muzak LLC/Muzak Finance Corp.	10.00	02/15/09	71,200
				307,050
	Containers/Packaging (1.2%)
225	Graphic Packaging International Corp.	9.50	08/15/13	258,187
345	Owens-Illinois Inc.	7.50	05/15/10	354,487
70	Pliant Corp. (Issued 04/10/02)	13.00	06/01/10	60,550
95	Pliant Corp. (Issued 08/29/00)	13.00	06/01/10	82,175
125	Sealed Air Corp - 144A*	5.625	07/15/13	128,739
				884,138
	Department Stores (0.3%)
80	Federated Department Stores, Inc.	6.90	04/01/29	87,920
25	Federated Department Stores, Inc.	7.00	02/15/28	27,763
25	May Department Stores Co., Inc.	6.70	09/15/28	26,022
50	May Department Stores Co., Inc.	6.90	01/15/32	53,213
				194,918
	Drugstore Chains (0.2%)
15	CVS Corp. - 144A*	6.204	10/10/25	15,559
90	Rite Aid Corp.	7.125	01/15/07	91,125
30	Rite Aid Corp.	8.125	05/01/10	31,650
				138,334
	Electric Utilities (3.7%)
80	AES Corp. (The)	7.75	03/01/14	83,000
11	AES Corp. (The)	8.875	02/15/11	12,292
16	AES Corp. (The)	9.375	09/15/10	18,100
140	AES Corp. (The) - 144A*	9.00	05/15/15	158,550
60	Allegheny Energy, Inc.	7.75	08/01/05	62,250
140	Arizona Public Service Co.	5.80	06/30/14	147,831
65	Cincinnati Gas & Electric Co.	5.70	09/15/12	68,851
15	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	13,839
40	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	36,767
65	CMS Energy Corp.	7.50	01/15/09	68,413
75	CMS Energy Corp.	8.50	04/15/11	82,125
55	Columbus Southern Power Co. (Series D)	6.60	03/01/33	60,384
60	Consolidated Natural Gas Co.	6.25	11/01/11	65,561
10	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	10,019
30	Duke Energy Corp.	4.50	04/01/10	30,536
45	Entergy Gulf States, Inc.	3.60	06/01/08	44,523
80	Exelon Corp.	6.75	05/01/11	89,445
230	FirstEnergy Corp. (Series B)	6.45	11/15/11	251,261
30	IPALCO Enterprises, Inc.	8.625	11/14/11	34,050
135	Monongahela Power Co.	5.00	10/01/06	140,358
115	MSW Energy Holdings/Finance	7.375	09/01/10	121,325
25	MSW Energy Holdings/Finance	8.50	09/01/10	27,500
190	Nevada Power Co.	9.00	08/15/13	219,450
120	Ohio Power Co. (Series G)	6.60	02/15/33	131,383
75	Pacific Gas & Electric Co.	6.05	03/01/34	76,599
10	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	9,821
65	PG&E Corp.	6.875	07/15/08	70,688

15	PSEG Energy Holdings Inc.	7.75	04/16/07	16,088
100	PSEG Energy Holdings Inc.	8.625	02/15/08	110,750
25	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	25,516
20	South Carolina Electric & Gas Co.	5.30	05/15/33	19,186
30	Southern California Edison Co.	5.00	01/15/14	30,569
20	Texas Eastern Transmission, L.P.	7.00	07/15/32	22,612
40	TNP Enterprises, Inc.	10.25	04/01/10	43,200
80	TXU Energy Co.	7.00	03/15/13	90,473
125	Westar Energy Inc.	6.00	07/01/14	134,594
15	Wisconsin Electric Power Co.	5.625	05/15/33	15,061
				2,642,970
	Electrical Products (0.2%)
35	Cooper Industries Inc.	5.25	07/01/07	36,729
90	Rayovac Corp.	8.50	10/01/13	98,100
				134,829
	Electronic Distributors (0.1%)
90	BRL Universal Equipment Corp.	8.875	02/15/08	96,300

	Electronic Equipment/Instruments (0.2%)
140	Xerox Corp.	7.125	06/15/10	150,150

	Environmental Services (0.4%)
60	Allied Waste North America, Inc.	9.25	09/01/12	67,050
75	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	81,750
65	Waste Management, Inc.	5.00	03/15/14	65,217
60	Waste Management, Inc.	6.875	05/15/09	67,074
				281,091
	Finance/Rental/Leasing (1.7%)
35	CIT Group Inc.	2.875	09/29/06	34,827
90	Countrywide Home Loans, Inc.	3.25	05/21/08	88,583
285	Ford Motor Credit Co.	7.25	10/25/11	308,837
105	Ford Motor Credit Co.	7.375	10/28/09	115,132
20	General Electric Capital Corp.	4.25	12/01/10	20,102
85	General Electric Capital Corp.	6.75	03/15/32	98,155
15	International Lease Finance Corp.	2.95	05/23/06	14,968
30	International Lease Finance Corp.	3.75	08/01/07	30,189
135	MBNA America Bank NA	7.125	11/15/12	153,013
70	MBNA Corp.	6.125	03/01/13	75,372
45	SLM Corp.	5.00	10/01/13	45,307
115	United Rentals NA, Inc.	6.50	02/15/12	111,263
120	United Rentals NA, Inc.	7.75	11/15/13	113,100
				1,208,848
	Financial Conglomerates (1.7%)
55	Chase Manhattan Corp.	6.00	02/15/09	59,384
40	Citicorp.	6.75	08/15/05	41,459
20	Citigroup Inc.	5.75	05/10/06	20,913
45	Citigroup Inc.	6.00	02/21/12	49,567
50	Citigroup Inc.	6.625	06/15/32	54,947
25	General Motors Acceptance Corp.	4.50	07/15/06	25,402
615	General Motors Acceptance Corp.	6.875	09/15/11	646,038
85	General Motors Acceptance Corp.	8.00	11/01/31	88,222
175	Prudential Holdings, LLC (Series B) (FSA) - 144A*	7.245	12/18/23	206,217
				1,192,149
	Food Retail (0.5%)
25	Albertson’s Inc.	7.45	08/01/29	28,495
50	Albertson’s, Inc.	7.50	02/15/11	57,906
43	CA FM Lease Trust - 144A*	8.50	07/15/17	50,152
200	Delhaize America, Inc.	8.125	04/15/11	229,405
15	Kroger Co.	7.50	04/01/31	17,466
				383,424
	Food: Major Diversified (0.4%)
25	General Mills Inc.	3.875	11/30/07	25,278
30	Kraft Foods Inc.	5.25	06/01/07	31,416
215	Kraft Foods Inc.	5.625	11/01/11	227,426
30	Kraft Foods Inc.	6.25	06/01/12	32,826
				316,946
	Food: Meat/Fish/Dairy (1.0%)
95	Michael Foods Inc. (Series B)	8.00	11/15/13	99,988
220	Pilgrim’s Pride Corp.	9.625	09/15/11	247,500
60	PPC Escrow Corp.	9.25	11/15/13	66,300
135	Smithfield Foods Inc.	7.625	02/15/08	144,788
25	Smithfield Foods Inc.	7.75	05/15/13	27,250

130	Smithfield Foods Inc. (Series B)	8.00	10/15/09	143,975
				729,801

	Forest Products (0.4%)
30	Weyerhaeuser Co.	6.125	03/15/07	31,953
230	Weyerhaeuser Co.	6.75	03/15/12	258,301
				290,254
	Gas Distributors (0.4%)
130	Dynegy Holdings, Inc.	6.875	04/01/11	124,475
130	Dynegy Holdings, Inc. - 144A*	9.875	07/15/10	147,550
25	Northwest Pipeline Corp.	8.125	03/01/10	28,156
				300,181
	Home Building (0.4%)
80	Tech Olympic USA, Inc.	10.375	07/01/12	90,000
100	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	110,000
50	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	55,000
				255,000
	Home Furnishings (0.1%)
40	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	46,115

	40	Tempur-Pedic Inc.	10.25	08/15/10	45,700
					91,815

		Home Improvement Chains (0.0%)
	30	Lowe’s Companies, Inc.	6.50	03/15/29	33,292

		Hospital/Nursing Management (0.6%)
	45	HCA, Inc.	6.30	10/01/12	46,728
	85	HCA, Inc.	7.875	02/01/11	96,249
	110	Medcath Holdings Corp. - 144A*	9.875	07/15/12	115,500
	115	Tenet Healthcare Corp.	7.375	02/01/13	108,675
	65	Tenet Healthcare Corp. - 144A*	9.875	07/01/14	68,250
	10	Tenet Healthcare Corp.	6.50	06/01/12	9,000
					444,402
		Hotels/Resorts/Cruiselines (0.7%)
	70	Hilton Hotels Corp.	7.625	12/01/12	81,725
	75	Hilton Hotels Corp.	7.95	04/15/07	83,156
	85	Hyatt Equities LLC - 144A*	6.875	06/15/07	90,752
	50	Marriott International, Inc. (Series E)	7.00	01/15/08	54,656
	20	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	21,650
	150	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	170,438
					502,377
		Household/Personal Care (0.0%)
	30	Prestige Brands, Inc. - 144A*	9.25	04/15/12	29,550

		Industrial Conglomerates (0.1%)
	45	Honeywell International, Inc.	6.125	11/01/11	49,627

		Industrial Machinery (0.1%)
	35	Flowserve Corp.	12.25	08/15/10	39,725

		Industrial Specialties (0.5%)
	165	Johnsondiversy, Inc.	9.625	05/15/12	185,625
	50	Tekni-Plex Inc. - 144A*	8.75	11/15/13	47,750
	115	UCAR Finance, Inc.	10.25	02/15/12	132,250
					365,625
		Information Technology Services (0.1%)
	25	Electronic Data Systems Corp.	7.125	10/15/09	26,882
	30	Electronic Data Systems Corp.	6.50	08/01/13	30,309
					57,191
		Insurance Brokers/Services (0.4%)
	290	Farmers Exchange Capital - 144A*	7.05	07/15/28	295,547

		Integrated Oil (0.2%)
	30	Amerada Hess Corp.	6.65	08/15/11	33,169
	115	Amerada Hess Corp.	7.875	10/01/29	133,378
					166,547
		Internet Software/Services (0.1%)
	185	Exodus Communications, Inc. (a) (c)	11.625	07/15/10	0
	70	Global Cash Access - 144A*	8.75	03/15/12	74,550
					74,550
		Investment Banks/Brokers (0.5%)
EUR	20	Goldman Sachs Group Inc.	6.50	10/06/10	28,190
$55		Goldman Sachs Group Inc.	6.60	01/15/12	61,512
	60	Goldman Sachs Group Inc.	6.875	01/15/11	67,846

180	Refco Finance Holdings - 144A*	9.00	08/01/12	193,050
				350,598

	Life Health Insurance (0.1%)
65	John Hancock Financial Services, Inc.	5.625	12/01/08	69,421

	Major Banks (0.3%)
20	Bank of New York (The)	5.20	07/01/07	21,011
25	Bank One Corp. (Series MTNA)	6.00	02/17/09	27,018
10	Chase Manhattan Corp.	7.00	11/15/09	11,357
70	FleetBoston Financial Corp.	7.25	09/15/05	73,033
70	Wachovia Corp.	4.95	11/01/06	72,739
				205,158
	Managed Health Care (0.7%)
230	Aetna, Inc.	7.875	03/01/11	271,832
80	Anthem Insurance -144A*	9.125	04/01/10	99,091
90	Health Net, Inc.	8.375	04/15/11	111,061
30	Wellpoint Health Network, Inc.	6.375	06/15/06	31,655
				513,639

		Media Conglomerates (0.6%)
	100	News America Holdings, Inc.	7.30		04/30/28	113,269
	55	News America Holdings, Inc.	7.75		02/01/24	64,392
	30	News America Holdings, Inc.	8.875		04/26/23	38,747
	30	News America Inc.	7.125		04/08/28	33,292
	120	Time Warner Inc.	7.625		04/15/31	138,544
	25	Time Warner, Inc.	6.625		05/15/29	25,861
						414,105
		Medical Distributors (0.3%)
	185	AmerisourceBergen Corp.	8.125		09/01/08	206,275

		Medical Specialties (0.3%)
	110	Fisher Scientific International, Inc.	8.125		05/01/12	123,200
	50	Fisher Scientific International, Inc. - 144A*	6.75		08/15/14	52,750
	25	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	29,031
						204,981
		Medical/Nursing Services (0.5%)
	181	Fresenius Medical Care Capital Trust	7.875		06/15/11	201,815
	25	Fresenius Medical Care Capital Trust II (Units) ‡	7.875		02/01/08	27,375
	110	Team Health, Inc. - 144A*	9.00		04/01/12	110,000
						339,190
		Metal Fabrications (0.3%)
	60	General Cable Corp.	9.50		11/15/10	66,900
	170	Trimas Corp.	9.875		06/15/12	177,225
						244,125
		Miscellaneous Commercial Services (0.9%)
	223	Advanstar Communications, Inc.	9.22	****	08/15/08	232,774
	150	Iron Mountain Inc.	7.75		01/15/15	159,750
	140	Iron Mountain Inc.	8.625		04/01/13	152,600
	70	Vertis Inc.-144A*	13.50		12/07/09	70,350
						615,474
		Miscellaneous Manufacturing (0.2%)
	120	Amsted Industries Inc. - 144A*	10.25		10/15/11	132,600

		Motor Vehicles (0.3%)
	125	DaimlerChrysler North American Holdings Co.	7.30		01/15/12	142,185
EUR	35	General Motors Corp.	8.375		07/05/33	48,553
						190,738
		Movies/Entertainment (0.2%)
$65		Cinemark, Inc.	9.75	††	03/15/14	45,013
	65	Marquee Inc. - 144A*	5.97	****	08/15/10	67,275
	35	Marquee Inc. - 144A*	8.625		08/15/12	37,275
	19	Six Flags, Inc.	8.875		02/01/10	17,908
						167,471
		Multi-Line Insurance (0.4%)
	160	AIG Sun America Global Finance VI - 144A*	6.30		05/10/11	176,608
	30	American General Finance Corp.	4.625		09/01/10	30,372
	20	AXA Financial Inc.	6.50		04/01/08	21,971
	45	Hartford Financial Services Group, Inc.	2.375		06/01/06	44,525
	5	Hartford Financial Services Group, Inc.	7.90		06/15/10	5,902
						279,378
		Oil & Gas Pipelines (1.2%)
	260	El Paso Production Holdings	7.75		06/01/13	261,950
	30	Enterprise Products Operating L.P. - 144A*	5.60		10/15/14	30,286

21	GulfTerra Energy Partners, L.P.	8.50		06/01/10	24,544
87	GulfTerra Energy Partners, L.P.	10.625		12/01/12	109,620
95	Pacific Energy Partner/Finance - 144A*	7.125		06/15/14	103,313
40	Southern Natural Gas	8.875		03/15/10	45,200
35	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	42,744
245	Williams Companies, Inc. (The)	7.875		09/01/21	273,175
					890,832
	Oil & Gas Production (1.4%)
160	Chesapeake Energy Corp.	7.50		09/15/13	176,000
160	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	178,000
105	Kerr-McGee Corp.	6.875		09/15/11	117,621
40	Magnum Hunter Resources, Inc.	9.60		03/15/12	45,400
170	Pemex Project Funding Master Trust - 144A*	2.82		06/15/10	172,210
60	Plains E & P Corp. - 144A*	7.125		06/15/14	64,650
225	Vintage Petroleum, Inc.	7.875		05/15/11	241,875
					995,756
	Oil Refining/Marketing (0.5%)
65	CITGO Petroleum Corp.	11.375		02/01/11	76,863
170	Husky Oil Ltd.	8.90		08/15/28	197,604
30	Marathon Oil Corp.	5.375		06/01/07	31,487
65	Tesoro Petroleum Corp.	9.625		04/01/12	75,563
					381,517
	Oilfield Services/Equipment (0.4%)
20	Hanover Compressor Co.	8.625		12/15/10	21,800
50	Hanover Compressor Co.	9.00		06/01/14	55,125
100	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	108,000
60	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	65,850
					250,775
	Other Transportation (0.3%)
165	Laidlaw International Inc.	10.75		06/15/11	189,131

	Pharmaceuticals: Other (0.1%)
45	Leiner Health Products Inc. - 144A*	11.00		06/01/12	48,038

	Publishing: Books/Magazines (1.0%)
59	Dex Media East/Finance	12.125		11/15/12	73,750
185	Dex Media Inc.-Step-up	9.00	††	11/15/13	136,438
95	Dex Media West/Finance	9.875		08/15/13	112,100
150	Houghton Mifflin Co.	9.875		02/01/13	158,250
50	Houghton Mifflin Co.	11.50		10/15/13	30,500
40	PEI Holdings, Inc.	11.00		03/15/10	46,650
175	PRIMEDIA, Inc.	8.875		05/15/11	175,875
					733,563

	Pulp & Paper (0.5%)
115	Georgia-Pacific Corp.	8.875		02/01/10	135,125
15	International Paper Co.	4.25		01/15/09	15,066
560	TJIWI Kimia FN Mauritius (c)	10.00		08/01/04	231,000
					381,191
	Railroads (0.4%)
60	CSX Corp.	2.75		02/15/06	59,858
60	Norfolk Southern Corp.	7.35		05/15/07	65,672
100	Union Pacific Corp - 144A*	5.214		09/30/14	99,791
30	Union Pacific Corp.	3.625		06/01/10	28,955
30	Union Pacific Corp.	6.79		11/09/07	32,700
					286,976

		Real Estate Development (0.3%)
	120	CB Richard Ellis Services, Inc.	11.25		06/15/11	140,700
	42	CBRE Escrow Inc.	9.75		05/15/10	47,775
						188,475
		Real Estate Investment Trusts (0.1%)
	50	HMH Properties, Inc. (Series B)	7.875		08/01/08	51,688

		Regional Banks (0.2%)
AUD	200	KFW International Inc.	6.25		0715/05	146,451

		Restaurants (0.1%)
$70		Tricon Global Restaurants, Inc.	8.875		04/15/11	87,147

		Savings Banks (0.5%)
	35	Household Finance Corp.	6.40		06/17/08	38,221
	25	Household Finance Corp.	4.125		12/15/08	25,309
	15	Household Finance Corp.	5.875		02/01/09	16,185
EUR	25	Household Finance Corp.	6.50		05/05/09	34,917
$35		Household Finance Corp.	6.75		05/15/11	39,448
	15	Household Finance Corp.	6.375		10/15/11	16,557
	155	Washington Mutual Inc.	8.25		04/01/10	183,652
						354,289
		Specialty Stores (0.7%)
	130	Autonation, Inc.	9.00		08/01/08	150,150
	85	General Nutrition Center	8.50		12/01/10	87,338
	120	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	127,800
	115	Sonic Automotive, Inc.	8.625		08/15/13	122,188
						487,476
		Specialty Telecommunications (1.1%)
	90	American Tower Corp.	7.50		05/01/12	92,250
	89	American Tower Corp.	9.375		02/01/09	94,785
	85	American Tower Corp.-144A Priv PLC	7.125		10/15/12	84,575
	70	Panamsat Corp. - 144A*	9.00		08/15/14	73,150
	190	Panamsat Holding Corp. - 144A*	10.375	††	11/01/14	111,863
	125	Qwest Communications International - 144A*	5.211	****	02/15/09	119,688
	140	Qwest Services Corp. - 144A*	13.00		12/15/07	159,950
	20	U.S. West Communications Corp.	5.625		11/15/08	19,700
	45	U.S. West Communications Corp.	6.625		09/15/05	46,463
						802,424
		Steel (0.2%)
	135	United States Steel Corp.	9.75		05/15/10	155,250

		Telecommunication Equipment (0.1%)
	90	Satelites Mexicanos SA	10.125		11/01/04	48,150

		Telecommunications (0.8%)
EUR	20	AT&T Corp.	6.50		11/21/06	26,980
$50		AT&T Corp.	8.75		11/15/31	54,750
	185	Primus Telecommunication Group, Inc.	8.00		01/15/14	137,825
	433	Rhythms Netconnections, Inc. (a) (c)	12.75		04/15/09	0.00
	120	Sprint Capital Corp.	8.75		03/15/32	152,761
	165	Verizon Global Funding Corp.	7.75		12/01/30	198,218
						570,534

	Tobacco (0.2%)
25	Altria Group, Inc.	7.00		11/04/13	26,128
110	Altria Group, Inc.	7.75		01/15/27	116,509
					142,637
	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp.	1.80		08/20/07	174,935
190	Manitowoc Inc. (The)	10.50		08/01/12	219,925
60	NMHG Holding Co.	10.00		05/15/09	66,300
					461,160
	Wholesale Distributors (0.2%)
115	Nebraska Book Company, Inc.	8.625		03/15/12	115,000

	Wireless Telecommunications (1.3%)
70	AT&T Wireless Services, Inc.	8.75		03/01/31	92,190
170	Centennial Communications Corp. - 144A*	8.125		02/01/14	162,988
140	Metropcs, Inc.	10.75		10/01/11	151,200
75	Rural Cellular Corp - 144A*	6.38	****	03/15/10	76,688
40	SBA Communications Corp.	9.75		12/15/11	32,600
215	SBA Communications Corp.	10.25		02/01/09	231,125
45	Ubiquitel Operating Co.	14.00	††	04/15/10	47,588
110	Ubiquitel Operating Co. - 144A*	9.875		03/01/11	115,088
					909,467
	Total Corporate Bonds
	(Cost $ 29,642,245)				30,283,080

	Mortgage-Backed Securities (16.1%)
	Federal Home Loan Mortgage Corp. (2.4%)
1,200		6.00		**	1,239,375
392		7.50		11/01/29-
				06/01/32	420,680
					1,660,055
	Federal National Mortgage Assoc. (13.4%)

650		4.50		**	647,766
950		5.00		**	965,141
2,200		5.50		**	2,244,562
275		6.00		**	284,453
2,550		6.50		**	2,670,235
448		6.50		07/01/29-
				11/01/33	470,481
1,232		7.00		05/01/31-
				09/01/33	1,307,430
299		7.50		02/01/31-
				03/01/32	320,545
608		8.00		04/01/30-
				05/01/31	661,698
					9,572,311
	Government National Mortgage Assoc. (0.3%)
161		7.50		04/15/26-
				08/15/29	174,291
53		8.00		02/05/26-
				06/15/26	58,693
					232,984
	Total Mortgage-Backed Securities
	(Cost $ 11,393,938)				11,465,350

	Asset Backed Securities (2.6%)
	Finance/Rental/Leasing (0.1%)
114	Chase Funding Mortgage	1.95	****	11/25/18	114,460

	Investment Trusts/Mutual Funds(2.5%)
1,631	Targeted Return 144A*	8.218		08/01/15	1,757,057

	Total Asset-Backed Securities				1,871,517
	(Cost $ 1,783,933)

	U.S. Government Agency & Obligations (10.2%)
270	Federal Home Loan Mortgage Corp.	5.125		11/07/13	271,203

	U. S. Treasury Bonds
1,825		6.125		08/15/29	2,127,481
185		8.125		08/15/21	256,630
1,165	(b)	8.75		05/15/17-
				08/15/20	1,671,325
600	U. S. Treasury Notes	3.875		02/15/13	596,438
	U. S. Treasury Strips
700		0.00		02/15/06	678,374
3,650		0.00		08/15/17-
				08/15/22	1,705,713

	Total U.S. Government Agency & Obligations (Cost $ 6,886,965)				7,307,164

	Total United States (Cost $ 49,707,081)				50,927,111

	Total Government & Corporate Bonds (Cost $ 68,628,578)				70,916,605

NUMBER OF SHARES

	Common Stocks (e) (0.2%)
	Telecommunications - (0.0%)
352	Viatel Holdings Bermuda Ltd. (d)				211

	Aerospace & Defense - (0.0%)
1,118	Orbital Sciences Corp. (d)				12,767

	Apparel/Footwear Retail - (0.0%)
50,166	County Seat Stores Corp. (d)				0

	Casino/Gaming - (0.0%)
787	Fitzgerald Gaming Corp. ***				0

	Food: Specialty/Candy - (0.0%)
100	SFAC New Holdings Inc. (d)				0
18	SFFB New Holdings Inc. (d)				0
					0

	Medical/Nursing Services - (0.0%)
34,888	Raintree Healthcare Corp. (d)		0

	Restaurants - (0.0%)
10,137	Catalina Restaurant Group (d)		20,274

	Specialty Telecommunications - (0.0%)
1,171	Birch Telecom Inc. (d)		0
16,679	PFB Telecom NV (Series B (d)		0
			0
	Textiles - (0.0%)
11,192	U.S. Leather, Inc. (d)		0

	Wireless Telecommunications - (0.2%)
46	Arch Wireless, Inc. (Class A (d)		1,322
2,475	NII Holdings, Inc.(Class B)*		101,995
4,516	Vast Solutions, Inc. (Class B1 (d)		0
4,516	Vast Solutions, Inc. (Class B2 (d)		0
4,516	Vast Solutions, Inc. (Class B3 (d)		0
			103,317
	Total Common Stocks (Cost $ 3,233,545)		136,569

	Non-Convertible Preferred Stocks (0.5%)

	Broadcasting (0.2%)
20	Paxson Communications Corp.		147,114

	Electric Utilities (0.3%)
156	TNP Enterprises, Inc. (Series D) †		176,670

	Restaurants (0.0%)
17	Catalina Restaurant Group, Inc. (Units) ‡		15,300

	Total Non-Convertible Preferred Stocks (Cost $ 362,580)		339,084

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (0.0%)
	Broadcasting 0.0%
300	UIH Australia/Pacific Inc.	05/15/06	0

	Casino/Gaming 0.0%
9,000	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
250	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Electric Utilities 0.0%
125	TNP Enterprises, Inc. - 144A*	04/01/11	3,781

	Restaurants 0.0%
4,250	Catalina Restaurant Group (d)		07/10/12	0

	Total Warrants
	(Cost $ 3,842)			3,781

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (4.0%)
	U.S. Government Obligations (f) (0.1%)
$100	U.S. Treasury Bill (b) (Cost $ 99,084)	1.895	03/24/05	99,084

	Repurchase Agreement (3.9%)
2,783	Joint repurchase agreement account (dated 09/30/04; proceeds $2,783,141) (g) (Cost $ 2,783,000)	1.83	10/01/04	2,783,000

	Total Short-Term Investments (Cost $ 2,882,084)			2,882,084

	Total Investments (Cost $ 75,110,629) (h) (i)		104.1%	74,278,123
	Liabilities in Excess of Other Assets		(4.1)	(2,930,281)
	Net Assets		100.0%	71,347,842

*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
***	Resale is restricted; acquired (12/12/98) at a cost basis of $3,549.
****	Floating rate security. Rate shown is the rate in effect at September 30, 2004.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)	Issuer in bankruptcy.
(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $133,090.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(f)

Securities have been designated as collateral in an amount equal to $22,681,390 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)

Securities have been designated as collateral in an amount equal to $22,681,390 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,471,497 and the aggregate gross unrealized depreciation is $5,418,022, resulting in net unrealized depreciation of $1,946,525.

Bond Insurance:

FSA	Financial Security Assurance Inc.

Futures Contracts open at September 30, 2004:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION/DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION (APPRECIATION)

56	Short	U.S. Treasury Note
		5 Year December 2004	(6,202,000)	(48,902)
39	Short	U.S. Treasury Note
		10 Year December 2004	(4,392,375)	(56,022)
39	Short	U.S. Treasury Bond
		30 Year December 2004	(3,297,625)	(51,767)
1	Long	Euro Bond
		December 2004	143,811	920

		Total unrealized depreciation		(155,771)

Forward Foreign Currency Contracts open at September 30, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION (APPRECIATION)

CHF	65,000	$52,674	10/22/04	$446
EUR	1,150,000	$1,409,750	10/26/04	(19,976)
GBP	35,000	$63,254	11/24/04	140
JPY	17,000,000	$154,545	11/10/04	(196)

		Total unrealized depreciation		(19,586)

Currency Abbreviations

AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.
CHF	Swiss Franc.

Morgan Stanley Select Dimensions - Balanced Growth Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (66.8%)
	Advertising/Marketing Services (0.2%)
15,400	Interpublic Group of Companies, Inc. (The)*	$163,085

	Aerospace & Defense (1.3%)
13,260	Northrop Grumman Corp.	707,156
15,200	Raytheon Co.	577,296
		1,284,452
	Auto Parts: O.E.M. (1.0%)
13,330	Magna International Inc. (Class A) (Canada)	987,486

	Beverages: Non-Alcoholic (0.9%)
22,100	Coca-Cola Co. (The)	885,105

	Broadcasting (1.0%)
31,480	Clear Channel Communications, Inc.	981,232

	Chemicals: Major Diversified (2.6%)
60,680	Bayer AG (ADR) (Germany)	1,664,452
20,250	Dow Chemical Co. (The)	914,895
		2,579,347
	Computer Processing Hardware (0.6%)
30,190	Hewlett-Packard Co.	566,062

	Containers/Packaging (0.6%)
8,400	Temple-Inland, Inc.	564,060

	Data Processing Services (1.8%)
15,670	Automatic Data Processing, Inc.	647,484
15,110	First Data Corp.	657,285
19,300	SunGard Data Systems Inc.*	458,761
		1,763,530
	Department Stores (0.6%)
12,350	Kohl’s Corp.*	595,146

	Discount Stores (0.8%)
16,750	Target Corp.	757,937

	Electric Utilities (3.1%)
10,360	Consolidated Edison, Inc.	435,534
13,650	Edison International	361,861
12,660	Entergy Corp.	767,323
21,990	Exelon Corp.	806,813
15,300	FirstEnergy Corp.	628,524
		3,000,055
	Finance/Rental/Leasing (1.1%)
16,900	Freddie Mac	1,102,556

	Financial Conglomerates (4.5%)
31,800	Citigroup, Inc.	1,403,016
56,466	J.P. Morgan Chase & Co.	2,243,394
16,310	Prudential Financial, Inc.	767,222
		4,413,632
	Financial Publishing/Services (0.9%)
33,800	Equifax, Inc.	890,968

	Food: Major Diversified (0.7%)
22,050	Kraft Foods Inc. (Class A)	699,426

	Food: Specialty/Candy (0.7%)
23,150	Cadbury Schweppes PLC (ADR) (United Kingdom)	715,567

	Hotels/Resorts/Cruiselines (1.3%)
16,210	Hilton Hotels Corp.	305,396
11,770	Marriott International, Inc. (Class A)	611,569
8,370	Starwood Hotels & Resorts Worldwide, Inc.	388,535
		1,305,500
	Household/Personal Care (1.4%)
20,690	Kimberly-Clark Corp.	1,336,367

	Industrial Conglomerates (1.6%)
31,300	General Electric Co.	1,051,054
7,160	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	486,665
		1,537,719
	Industrial Machinery (0.6%)
10,970	Parker-Hannifin Corp.	645,694

	Information Technology Services (1.4%)
31,660	Accenture Ltd. (Class A) (ADR) (Bermuda)*	856,403
5,970	International Business Machines Corp.	511,868
		1,368,271
	Integrated Oil (6.6%)
40,050	BP PLC (ADR) (United Kingdom)	2,304,077
16,070	ConocoPhillips	1,331,400
30,410	Exxon Mobil Corp.	1,469,715
26,080	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	1,345,728
		6,450,920
	Investment Banks/Brokers (2.8%)
1,900	Goldman Sachs Group, Inc. (The)	177,156
17,000	Lehman Brothers Holdings Inc.	1,355,240
24,400	Merrill Lynch & Co., Inc.	1,213,168
		2,745,564

	Life/Health Insurance (0.8%)
20,070	MetLife, Inc.	775,706

	Major Banks (1.4%)
21,760	Bank of America Corp.	942,861
8,920	PNC Financial Services Group	482,572
		1,425,433
	Major Telecommunications (2.6%)
17,190	SBC Communications, Inc.	446,081
53,470	Sprint Corp.	1,076,351
25,620	Verizon Communications Inc.	1,008,916
		2,531,348
	Managed Health Care (0.7%)
9,500	CIGNA Corp.	661,485

	Media Conglomerates (2.9%)
52,540	Disney (Walt) Co. (The)	1,184,777
103,660	Time Warner Inc.*	1,673,072
		2,857,849
	Medical Specialties (1.2%)
17,410	Bausch & Lomb, Inc.	1,156,895

	Motor Vehicles (1.4%)
57,940	Honda Motor Co., Ltd. (ADR) (Japan)	1,411,418

	Multi-Line Insurance (1.0%)
16,360	Hartford Financial Services Group, Inc. (The)	1,013,175

	Oil Refining/Marketing (0.7%)
9,080	Valero Energy Corp.	728,307

	Oilfield Services/Equipment (2.0%)
28,950	Schlumberger Ltd. (Netherlands; Antilles)	1,948,625

	Packaged Software (1.3%)
21,790	Computer Associates International, Inc.	573,077
24,620	Microsoft Corp.	680,743
		1,253,820
	Pharmaceuticals: Major (5.8%)
97,100	Bristol-Myers Squibb Co.	2,298,357
12,370	Roche Holdings Ltd. (ADR) (Switzerland)	1,283,388
7,800	Sanofi-Aventis (ADR)	285,558
67,830	Schering-Plough Corp.	1,292,840
15,270	Wyeth	571,098
		5,731,241

	Precious Metals (0.9%)
18,930	Newmont Mining Corp.	861,883

	Property - Casualty Insurers (2.4%)
22,670	Chubb Corp. (The)	1,593,248
23,046	St. Paul Travelers Companies, Inc. (The)	761,901
		2,355,149
	Railroads (1.7%)
46,640	Norfolk Southern Corp.	1,387,074
5,350	Union Pacific Corp.	313,510
		1,700,584
	Restaurants (0.5%)
18,760	McDonald’s Corp.	525,843

	Telecommunication Equipment (0.4%)
21,050	Motorola, Inc.	379,742

	Tobacco (0.5%)
10,130	Altria Group, Inc.	476,515

	Wireless Telecommunications (0.5%)
34,890	AT&T Wireless Services, Inc.*	515,674

	TOTAL COMMON STOCKS (Cost $ 53,381,843)	65,650,373

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CORPORATE BONDS (9.6%)
	Advertising/Marketing Services (0.1%)
$80	WPP Finance (UK) Corp. - 144A**	5.875%	06/15/14	82,134

	Aerospace & Defense (0.2%)
55	Northrop Grumman Corp.	4.079	11/16/06	55,902
15	Raytheon Co.	4.85	01/15/11	15,419
25	Raytheon Co.	8.30	03/01/10	29,920
126	Systems 2001 Asset Trust - 144A**	6.664	09/15/13	139,547
				240,788
	Air Freight/Couriers (0.1%)
50	FedEx Corp.	2.65	04/01/07	49,212

	Airlines (0.3%)
109	American West Airlines, (Series 01-1)	7.10	04/02/21	117,439
149	Continental Airlines, Inc. (Series 974A)	6.90	01/02/18	143,262
45	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	46,558
				307,259
	Beverages: Alcoholic (0.1%)
50	Miller Brewing Co. - 144A**	4.25	08/15/08	50,872

	Broadcasting (0.1%)
50	Clear Channel Communications, Inc.	7.65	09/15/10	57,125

	Cable/Satellite TV (0.2%)
20	Comcast Cable Communications Inc.	6.75	01/30/11	22,213
55	Comcast Corp.	6.50	01/15/15	59,520
10	Comcast Corp.	7.625	02/15/08	11,044
55	TCI Communications, Inc.	7.875	02/15/26	64,736
				157,513
	Chemicals: Major Diversified (0.0%)
40	ICI Wilmington Inc.	4.375	12/01/08	40,498

	Containers/Packaging (0.1%)
70	Sealed Air Corp - 144A**	5.625	07/15/13	72,094

	Department Stores (0.2%)
70	Federated Department Stores, Inc.	6.90	04/01/29	76,930
145	May Department Stores Co., Inc.	6.70	09/15/28	150,929
10	May Department Stores Co., Inc.	6.90	01/15/32	10,643
				238,502

	Drugstore Chains (0.2%)
180	CVS Corp.	5.625	03/15/06	187,137
15	CVS Corp. - 144A**	6.204	10/10/25	15,559
				202,696
	Electric Utilities (1.0%)
30	Appalachian Power Co. (Series H)	5.95	05/15/33	29,689
75	Arizona Public Service Co.	5.80	06/30/14	79,195
70	Carolina Power & Light Co.	5.125	09/15/13	71,821
35	Cincinnati Gas & Electric Co.	5.70	09/15/12	37,074
25	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	23,065
30	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	27,575
15	Columbus Southern Power Co. (Series D)	6.60	03/01/33	16,468
60	Consolidated Natural Gas Co.	6.25	11/01/11	65,561
15	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	15,028
70	Detroit Edison Co.	6.125	10/01/10	76,837
45	Duke Energy Corp.	3.75	03/05/08	45,236
45	Duke Energy Corp.	4.50	04/01/10	45,803
30	Entergy Gulf States, Inc.	3.60	06/01/08	29,682
50	Exelon Corp.	6.75	05/01/11	55,903
45	Ohio Edison Co.	5.45	05/01/15	45,670
55	Ohio Power Co. (Series G)	6.60	02/15/33	60,217
65	Pacific Gas & Electric Co.	6.05	03/01/34	66,386
15	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	14,731
45	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	45,929
20	South Carolina Electric & Gas Co.	5.30	05/15/33	19,186
15	Southern California Edison Co.	5.00	01/15/14	15,284
30	Texas Eastern Transmission, L.P.	7.00	07/15/32	33,918
40	TXU Energy Co.	7.00	03/15/13	45,237
10	Wisconsin Electric Power Co.	5.625	05/15/33	10,040
				975,535
	Electrical Products (0.1%)
70	Cooper Industries Inc.	5.25	07/01/07	73,459

	Environmental Services (0.1%)
20	Waste Management, Inc.	5.00	03/15/14	20,067
95	Waste Management, Inc.	6.875	05/15/09	106,201
				126,268
	Finance/Rental/Leasing (0.6%)
55	CIT Group Inc.	2.875	09/29/06	54,728
25	CIT Group Inc.	7.375	04/02/07	27,433
105	Countrywide Home Loans, Inc.	3.25	05/21/08	103,346
40	General Electric Capital Corp.	4.25	12/01/10	40,205
125	General Electric Capital Corp.	6.75	03/15/32	144,346
30	International Lease Finance Corp.	3.75	08/01/07	30,189

115	MBNA Corp.	6.125	03/01/13	123,825
75	SLM Corp.	5.00	10/01/13	75,511
				599,583

	Financial Conglomerates (1.1%)
105	Bank One Corp. (Series MTNA)	6.00	02/17/09	113,477
95	Chase Manhattan Corp.	6.00	02/15/09	102,573
40	Citicorp.	6.75	08/15/05	41,459
90	Citigroup Inc.	5.625	08/27/12	96,350
60	Citigroup Inc.	5.75	05/10/06	62,739
90	Citigroup Inc.	6.00	02/21/12	99,134
35	General Motors Acceptance Corp.	4.50	07/15/06	35,563
265	General Motors Acceptance Corp.	6.875	09/15/11	278,374
100	General Motors Acceptance Corp.	8.00	11/01/31	103,791
125	Prudential Holdings, LLC (Series B) (FSA) - 144A**	7.245	12/18/23	147,298
				1,080,758
	Food Retail (0.2%)
40	Albertson’s, Inc.	7.50	02/15/11	46,325
110	Kroger Co.	6.80	04/01/11	123,411
				169,736
	Food: Major Diversified (0.1%)
20	General Mills Inc.	3.875	11/30/07	20,223
25	Kraft Foods Inc.	5.25	06/01/07	26,180
40	Kraft Foods Inc.	5.625	11/01/11	42,312
30	Kraft Foods Inc.	6.25	06/01/12	32,826
				121,541
	Forest Products (0.2%)
30	Weyerhaeuser Co.	6.00	08/01/06	31,545
25	Weyerhaeuser Co.	6.125	03/15/07	26,628
80	Weyerhaeuser Co.	6.75	03/15/12	89,844
				148,017
	Gas Distributors (0.1%)
65	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294	03/15/14	76,844

	Home Furnishings (0.0%)
35	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	40,351

	Home Improvement Chains (0.0%)
15	Lowe’s Companies, Inc.	6.50	03/15/29	16,646
10	Lowe’s Companies, Inc.	6.875	02/15/28	11,554
				28,200
	Hotels/Resorts/Cruiselines (0.2%)
70	Hyatt Equities LLC - 144A**	6.875	06/15/07	74,737
110	Marriott International, Inc. (Series E)	7.00	01/15/08	120,244
				194,981

	Industrial Conglomerates (0.1%)
80	Honeywell International, Inc.	6.125	11/01/11	88,226
45	Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)	6.50	02/13/13	47,488
				135,714
	Insurance Brokers/Services (0.2%)
200	Farmers Exchange Capital - 144A**	7.05	07/15/28	203,825

	Integrated Oil (0.1%)
25	Amerada Hess Corp.	6.65	08/15/11	27,641
30	Amerada Hess Corp.	7.875	10/01/29	34,794
10	Petro-Canada (Canada)	4.00	07/15/13	9,354
35	Petro-Canada (Canada)	5.35	07/15/33	32,183
				103,972
	Investment Banks/Brokers (0.2%)
60	Goldman Sachs Group Inc.	5.25	10/15/13	60,520
30	Goldman Sachs Group Inc.	6.60	01/15/12	33,552
95	Goldman Sachs Group Inc.	6.875	01/15/11	107,422
				201,494
	Life/Health Insurance (0.1%)
100	John Hancock Financial Services, Inc.	5.625	12/01/08	106,801

	Major Banks (0.1%)
30	Bank of New York (The)	5.20	07/01/07	31,516
65	FleetBoston Financial Corp.	7.25	09/15/05	67,816
				99,332
	Major Telecommunications (0.4%)
85	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	110,195
35	France Telecom S.A. (France)	9.25	03/01/31	46,541
20	Sprint Capital Corp.	8.75	03/15/32	25,460
45	Telecom Italia Capital SpA - 144A**(Italy)	4.00	11/15/08	45,295
15	Verizon Global Funding Corp.	7.75	12/01/30	18,020
160	Verizon New England Inc.	6.50	09/15/11	176,751
				422,262
	Managed Health Care (0.3%)
135	Aetna, Inc.	7.875	03/01/11	159,554
35	Anthem Insurance - 144A**	9.125	04/01/10	43,352
60	Wellpoint Health Network, Inc.	6.375	06/15/06	63,310
				266,216
	Media Conglomerates (0.3%)
80	News America Holdings, Inc.	7.28	06/30/28	90,356
30	News America Holdings, Inc.	7.75	02/01/24	35,123
45	Time Warner Inc.	7.70	05/01/32	52,489
10	Time Warner Inc.	7.625	04/15/31	11,545
75	Time Warner, Inc.	6.625	05/15/29	77,582
				267,095

	Motor Vehicles (0.3%)
45	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	51,187
35	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	42,911
25	Ford Motor Co.	6.625	10/01/28	22,697
125	Ford Motor Co.	7.45	07/16/31	122,916
				239,711
	Multi-Line Insurance (0.3%)
180	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	198,684
90	American General Finance Corp.	4.625	09/01/10	91,116
15	AXA Financial Inc.	6.50	04/01/08	16,479
30	Hartford Financial Services Group, Inc.	2.375	06/01/06	29,684
				335,963
	Oil & Gas Pipelines (0.0%)
25	Enterprise Products Operating L.P. - 144A**	5.60	10/15/14	25,238

	Oil & Gas Production (0.4%)
45	Kerr-McGee Corp.	6.875	09/15/11	50,409
50	Nexen Inc. (Canada)	5.05	11/20/13	49,730
40	Pemex Project Funding Master Trust	7.375	12/15/14	43,700
235	Pemex Project Funding Master Trust	8.625	02/01/22	267,783
				411,622
	Oil Refining/Marketing (0.0%)
30	Marathon Oil Corp.	5.375	06/01/07	31,487

	Other Metals/Minerals (0.1%)
90	Inco Ltd. (Canada)	7.20	09/15/32	102,997
25	Inco Ltd. (Canada)	7.75	05/15/12	29,499
				132,496
	Property - Casualty Insurers (0.2%)
200	Mantis Reef Ltd. - 144A**	4.692	11/14/08	202,202

	Pulp & Paper (0.1%)
30	International Paper Co.	4.25	01/15/09	30,132
50	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	54,945
				85,077
	Railroads (0.1%)
35	CSX Corp.	2.75	02/15/06	34,917
25	CSX Corp.	9.00	08/15/06	27,577
20	Norfolk Southern Corp.	7.35	05/15/07	21,891
10	Union Pacific Corp.	6.65	01/15/11	11,129
25	Union Pacific Corp.	6.79	11/09/07	27,250
				122,764

	Real Estate Development (0.2%)
184	World Financial Properties - 144A**	6.91	09/01/13	205,010

	Real Estate Investment Trusts (0.1%)
10	EOP Operating L.P.	4.75	03/15/14	9,670
35	EOP Operating L.P.	7.25	06/15/28	38,124
25	EOP Operating LP	6.763	06/15/07	26,951
30	Rouse Co. (The)	3.625	03/15/09	28,038
15	Rouse Co. (The)	5.375	11/26/13	14,331
				117,114
	Savings Banks (0.4%)
40	Household Finance Corp.	4.125	12/15/08	40,495
50	Household Finance Corp.	5.875	02/01/09	53,950
25	Household Finance Corp.	6.375	10/15/11	27,594
65	Household Finance Corp.	6.40	06/17/08	70,982
35	Household Finance Corp.	6.75	05/15/11	39,448
55	Washington Mutual Bank	5.50	01/15/13	57,086
35	Washington Mutual Inc.	8.25	04/01/10	41,470
				331,025
	Tobacco (0.1%)
45	Altria Group, Inc.	7.00	11/04/13	47,030
60	Altria Group, Inc.	7.75	01/15/27	63,550
				110,580
	Trucks/Construction/Farm Machinery (0.1%)
95	Caterpillar Financial Services Corp.	1.80	08/20/07	94,965

	Wireless Telecommunications (0.1%)
35	AT&T Wireless Services, Inc.	8.75	03/01/31	46,095

	TOTAL CORPORATE BONDS (Cost $ 8,914,899)			9,432,026

	FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
10	United Mexican States (Mexico)	8.00	09/24/22	11,300
150	United Mexican States (Mexico)	8.30	08/15/31	171,000
15	United Mexican States (Mexico)	8.375	01/14/11	17,625

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS
	(Cost $ 199,800)			199,925

	MORTGAGE-BACKED SECURITIES (5.3%)
	Federal Home Loan Mortgage Corp.
314	*	6.50	03/01/33	329,623
477	*	7.50	09/01/25 - 06/01/32	512,333

	Federal National Mortgage Assoc.
323	*	6.50	01/01/32	339,244
1,945	*	6.50	†	2,035,564
633	*	7.00	05/01/31 - 03/01/33	671,964
177	*	7.50	08/01/29 - 01/01/31	189,815
350	*	7.50	†	374,719
551	*	8.00	12/01/28 - 04/01/32	599,224
103	Government National Mortgage Association	7.50	08/15/23 - 10/15/29	110,993

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost $ 5,117,003)			5,163,479

	U.S. GOVERNMENT & AGENCIES OBLIGATIONS (15.4%)
290	Federal Home Loan Mortgage Corp.	5.125	11/07/13	291,292
1,575	Federal National Mortgage Assoc.	4.25	05/15/09	1,608,516
	U.S. Treasury Bonds
1,750	*	5.50	08/15/28	1,881,730
175	*	6.125	08/15/29	204,005
1,440	*	7.625	02/15/25	1,946,475
200	*	8.125	08/15/19	273,867
2,050	*	8.125	08/15/21	2,843,735
200	*	8.50	02/15/20	283,360
425	*	8.75	08/15/20	616,200
	U.S. Treasury Notes
3,250	*	3.50	11/15/06	3,308,019
1,000	*	3.875	02/15/13	994,063
	U.S. Treasury Strips
1,250	*	0.00	02/15/25	435,781
1,210	*	0.00	02/15/25	420,164

	TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
	(Cost $ 14,739,360)			15,107,207

	ASSET-BACKED SECURITIES (1.1%)
	Finance/Rental/Leasing
150	GE Dealer Floorplan Master Note Trust 2004-1 C A	1.861	07/20/08	150,000
150	American Express Credit Account Master Trust 2002-3 C A	1.87	12/15/09	150,438
96	Asset Backed Funding Certificates 2004-HE1 C A1	1.97	07/25/34	96,150
66	Nissan Auto Receivables Owner Trust 2001-C A4	4.80	02/15/07	66,386
50	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/15/12	51,668
215	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	224,873
100	MBNA Master Credit Card Trust	5.90	08/15/11	109,062
200	Citibank Credit Card Issuance Trust 2001-A1 A1	6.90	10/15/07	209,063

	TOTAL ASSET-BACKED SECURITIES
	(Cost $ 1,034,665)			1,057,640

	SHORT-TERM INVESTMENTS (5.8%)
	U.S. GOVERNMENT OBLIGATION (a) (0.2%)
200	U.S. Treasury Bill ***
	(Cost $ 198,168)	1.895	03/24/05	198,168

	REPURCHASE AGREEMENT (5.6%)
5,498	Joint repurchase agreement account
	(dated 09/30/04; proceeds $ 5,498,280) (b)
	(Cost $ 5,498,000)	1.8301	10/01/04	5,498,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 5,696,168)			5,696,168

	TOTAL INVESTMENTS
	(Cost $ 89,083,738) (c) (d)		104.0%	$102,306,818
	LIABILITIES IN EXCESS OF OTHER ASSETS		(4.0)	(3,976,644)
	NET ASSETS		100.0%	$98,330,174

ADR	American Depository Receipt.
FSA	Financial Security Assurance.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.

***	A portion of this security is physically segregated in connection with open futures contracts in the amount of $81,300.
†	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $10,550,390 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,869,249 and the aggregate gross unrealized depreciation is $1,646,169, resulting in net unrealized appreciation of $13,223,080.

Futures Contracts Open at September 30, 2004:

NUMBER OF CONTRACTS	SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION

51	Short	U.S Treasury Bond
		20 Year December 2004	$(5,723,156)	$(54,821)
8	Short	U.S Treasury Note
		5 Year December 2004	(886,000)	(6,552)

	Total unrealized depreciation			$(61,373)

Morgan Stanley Select Dimensions - Utilities Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (95.2%)
	Electric Utilities (47.4%)
120,000	AES Corp. (The)*	$1,198,800
65,000	Allegheny Energy, Inc.*	1,037,400
30,000	American Electric Power Co., Inc.	958,800
53,500	Cinergy Corp.	2,118,600
25,000	Constellation Energy Group, Inc.	996,000
25,000	Dominion Resources, Inc.	1,631,250
56,710	Duke Energy Corp.	1,298,092
65,000	Edison International	1,723,150
32,500	Entergy Corp.	1,969,825
60,000	Exelon Corp.	2,201,400
30,000	FPL Group, Inc.	2,049,600
27,000	NSTAR	1,325,700
60,000	PG&E Corp.*	1,824,000
29,400	Pinnacle West Capital Corp.	1,220,100
65,000	PNM Resources Inc.	1,463,150
40,000	PPL Corp.	1,887,200
34,000	Public Service Enterprise Group, Inc.	1,448,400
85,000	Reliant Energy, Inc.*	793,050
56,000	SCANA Corp.	2,091,040
40,000	Sierra Pacific Resources*	358,000
42,000	Southern Co. (The)	1,259,160
40,000	TXU Corp.	1,916,800
46,000	Wisconsin Energy Corp.	1,467,400
		34,236,917
	Energy (24.1%)
35,000	AGL Resources, Inc.	1,076,950
50,000	Burlington Resources, Inc.	2,040,000
140,000	Dynegy, Inc. (Class A)*	698,600
70,000	El Paso Corp.	643,300
35,600	KeySpan Corp.	1,395,520
25,000	Kinder Morgan, Inc.	1,570,500
67,500	MDU Resources Group, Inc.	1,777,275
39,000	New Jersey Resources Corp.	1,614,600

75,000	NRG Energy, Inc.*	2,020,500
50,000	Questar Corp.	2,291,000
30,000	Sempra Energy	1,085,700
100,000	Williams Companies, Inc. (The)	1,210,000
		17,423,945

	Telecommunications (23.7%)
29,160	ALLTEL Corp.	1,601,176
90,000	American Tower Corp. (Class A)*	1,381,500
55,500	BellSouth Corp.	1,505,160
30,625	CenturyTel, Inc.	1,048,600
30,000	Cisco Systems, Inc.*	543,000
50,000	Citizens Communications Co.	669,500
57,000	Nextel Communications, Inc. (Class A)*	1,358,880
75,000	MCI Inc.	1,256,250
66,272	SBC Communications, Inc.	1,719,758
110,000	Sprint Corp.	2,214,300
30,000	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*	937,200
42,394	Verizon Communications Inc.	1,669,476
50,000	Vodafone Group PLC (ADR) (United Kingdom)	1,205,500
		17,110,300

	TOTAL COMMON STOCKS
	(Cost $ 48,484,512)	68,771,162

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CORPORATE BONDS (2.2%)
	Electric Utilities (1.5%)
$45	Appalachian Power Co. (Series G)	3.60%	05/15/08	44,743
55	Carolina Power & Light Co.	5.125	09/15/13	56,431
45	Cleco Power LLC	5.375	05/01/13	45,123
60	Commonwealth Edison Co. (Series 98)	6.15	03/15/12	66,868
35	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	36,431
30	Duke Energy Corp.	4.50	04/01/10	30,536
35	Duquesne Light Co. (Series O)	6.70	04/15/12	39,527
10	Entergy Gulf States, Inc.	3.60	06/01/08	9,894
45	Exelon Corp.	6.75	05/01/11	50,313
50	FirstEnergy Corp. (Series B)	6.45	11/15/11	54,622
15	Indianapolis Power & Light Co. - 144A**	6.30	07/01/13	15,989
60	Jersey Central Power & Light Co. (Series MTN)	6.45	05/15/06	63,092
55	Ohio Power Co. (Series G)	6.60	02/15/33	60,217

25	Pacific Gas & Electric Co.	3.60	03/01/09	24,733
20	Pacific Gas & Electric Co.	6.05	03/01/34	20,427
10	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	9,821
15	Panhandle Eastern Pipe Line Co.	4.80	08/15/08	15,400
65	Pinnacle West Capital Corp.	6.40	04/01/06	68,025
115	Public Service Co. of New Mexico (Series B)	7.50	08/01/18	135,880
50	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	51,032
65	South Carolina Electric & Gas Co.	7.50	06/15/05	67,150
10	Southern California Edison Co.	5.00	01/15/14	10,190
65	Texas-New Mexico Power Co.	6.25	01/15/09	68,613
30	TXU Energy Co.	7.00	03/15/13	33,927
40	Wisconsin Electric Power Co.	4.50	05/15/13	39,593
				1,118,577
	Telecommunications (0.7%)
20	AT&T Corp.	8.05	11/15/11	22,475
45	AT&T Wireless Services, Inc.	7.875	03/01/11	53,384
30	British Telecommunications PLC (United Kingdom)	8.375	12/15/10	36,221
85	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	110,195
60	France Telecom S.A. (France)	9.25	03/01/31	79,784
180	GTE Corp.	7.90	02/01/27	197,653
				499,712

	TOTAL CORPORATE BONDS (Cost $ 1,495,801)			1,618,289

	ASSET-BACKED SECURITIES (0.5%)
	Finance/Rental/Leasing (0.5%)
100	Detroit Edison Securitization Funding LLC (Series 2001 - 1 Class A3)	5.875	03/01/10	106,061
115	PECO Energy Transition Trust (Series 2000 - A Class A3)	7.625	03/01/10	132,568
100	PSE&G Transition Funding LLC (Series 2001 - 1 Class A6)	6.61	06/15/15	114,214
	TOTAL ASSET-BACKED SECURITIES (Cost $ 340,777)			352,843

	U.S. GOVERNMENT OBLIGATIONS (0.1%)
20	U.S. Treasury Bond	6.125	08/15/29	23,315
100	U.S. Treasury Strip	0.00	02/15/25	34,862
90	U.S. Treasury Strip	0.00	05/15/25	30,787
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $ 81,034)			88,964

	SHORT-TERM INVESTMENT (2.1%)
	REPURCHASE AGREEMENT
$1,498	Joint repurchase agreement account 1.8301% due 10/01/04 (dated 09/30/04; proceeds $ 1,498,076) (a) (Cost $ 1,498,000)			1,498,000

	TOTAL INVESTMENTS (Cost $ 51,900,124) (b)		100.1%	$72,329,258
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)	(81,751)
	NET ASSETS		100.0%	$72,247,507

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $20,500,572 and the aggregate gross unrealized depreciation is $71,438, resulting in net unrealized appreciation of $20,429,134.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Air Freight/Couriers (0.2%)
8,700	FedEx Corp.	$745,503

	Aluminum (1.8%)
188,500	Alcoa, Inc.	6,331,715

	Apparel/Footwear (1.4%)
105,600	V.F. Corp.	5,221,920

	Apparel/Footwear Retail (0.1%)
27,600	Gap, Inc. (The)	516,120

	Auto Parts: O.E.M. (1.3%)
84,900	Johnson Controls, Inc.	4,823,169

	Beverages: Non-Alcoholic (1.4%)
123,300	Coca-Cola Co. (The)	4,938,165

	Biotechnology (0.5%)
30,700	Amgen Inc. *	1,740,076

	Chemicals: Major Diversified (2.6%)
209,100	Dow Chemical Co. (The)	9,447,138

	Computer Communications (0.7%)
138,000	Cisco Systems, Inc. *	2,497,800

	Computer Peripherals (1.0%)
41,600	Lexmark International, Inc. *	3,494,816

	Computer Processing Hardware (1.2%)
124,600	Dell Inc. *	4,435,760

	Data Processing Services (2.0%)
167,200	First Data Corp.	7,273,200

	Discount Stores (3.0%)
240,400	Target Corp.	10,878,100

	Drugstore Chains (1.2%)
102,900	CVS Corp.	4,335,177

	Electric Utilities (2.8%)
196,400	Exelon Corp.	7,205,916
42,500	FPL Group, Inc.	2,903,600
		10,109,516
	Electronic Production Equipment (0.1%)
25,700	Teradyne, Inc. *	344,380

	Finance/Rental/Leasing (1.7%)
238,000	MBNA Corp.	5,997,600

	Financial Conglomerates (4.1%)
237,700	Citigroup, Inc.	10,487,324
111,900	J.P. Morgan Chase & Co.	4,445,787
		14,933,111
	Food Distributors (0.5%)
59,800	SYSCO Corp.	1,789,216

	Food: Major Diversified (2.6%)
192,200	PepsiCo, Inc.	9,350,530

	Home Improvement Chains (2.8%)
260,700	Home Depot, Inc. (The)	10,219,440

	Household/Personal Care (4.4%)
156,400	Avon Products, Inc.	6,831,552
167,600	Procter & Gamble Co. (The)	9,070,512
		15,902,064
	Industrial Conglomerates (8.7%)
139,800	3M Co.	11,179,806
280,900	General Electric Co.	9,432,622
116,100	United Technologies Corp.	10,841,418
		31,453,846
	Information Technology Services (4.1%)
232,200	Accenture Ltd. (Class A) (Bermuda) *	6,281,010
96,800	International Business Machines Corp.	8,299,632
		14,580,642
	Integrated Oil (7.4%)
164,800	BP PLC (ADR) (United Kingdom)	9,480,944
134,700	ChevronTexaco Corp.	7,225,308
208,600	Exxon Mobil Corp.	10,081,638
		26,787,890
	Internet Software/Services (0.4%)
45,700	Yahoo! Inc. *	1,549,687

	Investment Banks/Brokers (4.4%)
44,100	Goldman Sachs Group, Inc. (The)	4,111,884
45,500	Lehman Brothers Holdings Inc.	3,627,260
161,500	Merrill Lynch & Co., Inc.	8,029,780
		15,768,924
	Investment Managers (1.4%)
177,700	Mellon Financial Corp.	4,920,513

	Life/Health Insurance (1.9%)
148,500	Lincoln National Corp.	6,979,500

	Major Banks (4.6%)
326,000	Bank of America Corp.	14,125,580
39,700	Comerica, Inc.	2,356,195
		16,481,775
	Major Telecommunications (2.2%)
198,300	Verizon Communications Inc.	7,809,054

	Managed Health Care (1.6%)
34,579	Anthe , Inc. *	3,017,018
81,900	Caremark Rx, Inc. *	2,626,533
		5,643,551
	Medical Specialties (1.0%)
71,800	Medtronic, Inc.	3,726,420

	Motor Vehicles (0.3%)
17,600	Harley-Davidson, Inc.	1,046,144

	Multi-Line Insurance (2.5%)
132,700	American International Group, Inc.	9,022,273

	Office Equipment/Supplies (2.1%)
174,300	Pitney Bowes, Inc.	7,686,630

	Oil & Gas Production (0.8%)
39,900	Devon Energy Corp.	2,833,299

	Oilfield Services/Equipment (0.8%)
84,400	Halliburton Co.	2,843,436

	Other Consumer Services (0.6%)
23,700	eBay Inc. *	2,178,978

	Packaged Software (4.1%)
10,100	Mercury Interactive Corp. *	352,288
453,700	Microsoft Corp.	12,544,805
47,000	SAP AG (ADR) (Germany)	1,830,650
		14,727,743

	Pharmaceuticals: Major (7.0%)
156,100	Bristol-Myers Squibb Co.	3,694,887
86,300	Johnson & Johnson	4,861,279
339,360	Pfizer, Inc.	10,384,416
166,700	Wyeth	6,234,580
		25,175,162
	Pharmaceuticals: Other (0.8%)
115,800	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	3,005,010

	Railroads (0.5%)
48,900	Burlington Northern Santa Fe Corp.	1,873,359

	Semiconductors (1.8%)
29,000	Advanced Micro Devices, Inc. *	377,000
105,900	Intel Corp.	2,124,354
48,400	Marvell Technology Group Ltd. (Bermuda) *	1,264,692
24,300	National Semiconductor Corp. *	376,407
20,600	STMicroelectronics N.V. (Netherlands)	355,968
76,900	Texas Instruments Inc.	1,636,432
12,800	Xilinx, Inc.	345,600
		6,480,453
	Telecommunication Equipment (0.9%)
125,500	Nokia Corp. (ADR) (Finland)	1,721,860
39,100	QUALCOMM Inc.	1,526,464
		3,248,324
	Trucks/Construction/Farm Machinery (0.6%)
34,600	Deere & Co.	2,233,430

	Total Common Stocks (Cost $277,289,710)	353,380,559

PRINCIPAL AMOUNT IN THOUSANDS
	Convertible Bond (0.1%)
	Wireless Telecommunications (0.1%)
$408	Nextel Communications, Inc. 5.25% due 01/15/10 (Cost $393,415)	408,510

	Short-Term Investment (1.8%)
	Repurchase Agreement
6,358	Joint repurchase agreement account 1.83% due 10/01/04 (dated 09/30/04; proceeds $6,358,323) (a) (Cost $6,358,000)	6,358,000

Total Investments (Cost $ 284,041,125) (b)	99.8%	360,147,069
Other Assets in Excess of Liabilities	0.2	720,675
Net Assets	100.0%	$360,867,744

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $79,661,299 and the aggregate gross unrealized depreciation is $3,555,355, resulting in net unrealized appreciation of $76,105,944.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.1%)
	Advertising/Marketing Services (0.4%)
36,393	Interpublic Group of Companies, Inc. (The)*	$385,402
5,355	Omnicom Group, Inc.	391,236
		776,638
	Aerospace & Defense (1.4%)
7,457	Boeing Co.	384,930
3,896	General Dynamics Corp.	397,782
12,535	Goodrich Corp.	393,098
7,030	Lockheed Martin Corp.	392,133
7,298	Northrop Grumman Corp.	389,202
10,559	Raytheon Co.	401,031
10,811	Rockwell Collins, Inc.	401,521
		2,759,697
	Agricultural Commodities/Milling (0.2%)
24,457	Archer-Daniels-Midland Co.	415,280

	Air Freight/Couriers (0.4%)
4,580	FedEx Corp.	392,460
5,235	United Parcel Service, Inc. (Class B)	397,441
		789,901
	Airlines (0.4%)
116,809	Delta Air Lines, Inc.*	384,302
28,189	Southwest Airlines Co.	383,934
		768,236
	Alternative Power Generation (0.2%)
129,615	Calpine Corp.*	375,883

	Aluminum (0.2%)
11,976	Alcoa, Inc.	402,274

	Apparel/Footwear (1.4%)
9,234	Cintas Corp.	388,197
9,151	Coach, Inc.*	388,185
11,089	Jones Apparel Group, Inc.	396,986
10,303	Liz Claiborne, Inc.	388,629
4,896	Nike, Inc. (Class B)	385,805
10,805	Reebok International Ltd.	396,760

8,063	V.F. Corp.	398,715
		2,743,277
	Apparel/Footwear Retail (0.8%)
20,566	Gap, Inc. (The)	384,584
17,832	Limited Brands, Inc.	397,475
10,086	Nordstrom, Inc.	385,689
17,929	TJX Companies, Inc. (The)	395,155
		1,562,903
	Auto Parts: O.E.M. (1.0%)
23,140	Dana Corp.	409,347
42,177	Delphi Corp.	391,824
6,387	Eaton Corp.	405,000
7,059	Johnson Controls, Inc.	401,022
49,385	Visteon Corp.	394,586
		2,001,779
	Automotive Aftermarket (0.4%)
19,704	Cooper Tire & Rubber Co.	397,430
35,992	Goodyear Tire & Rubber Co. (The)*	386,554
		783,984
	Beverages: Alcoholic (0.6%)
7,734	Anheuser-Busch Companies, Inc.	386,313
8,518	Brown-Forman Corp. (Class B)	390,124
5,844	Coors (Adolph) Co. (Class B)	396,924
		1,173,361
	Beverages: Non-Alcoholic (0.6%)
9,756	Coca-Cola Co. (The)	390,728
20,577	Coca-Cola Enterprises Inc.	388,905
14,623	Pepsi Bottling Group, Inc. (The)	397,014
		1,176,647
	Biotechnology (1.3%)
6,803	Amgen Inc.*	385,594
6,481	Biogen Idec Inc.*	396,443
8,823	Chiron Corp.*	389,977
6,936	Genzyme Corp.*	377,388
10,911	Gilead Sciences, Inc.*	407,853
16,730	MedImmune, Inc.*	396,501
7,983	Millipore Corp.*	381,987
		2,735,743
	Broadcasting (0.4%)
12,241	Clear Channel Communications, Inc.	381,552
12,509	Univision Communications Inc. (Class A)*	395,409
		776,961
	Building Products (0.4%)
10,140	American Standard Companies, Inc.*	394,547
11,489	Masco Corp.	396,715
		791,262
	Cable/Satellite TV (0.2%)
14,284	Comcast Corp. (Class A)*	403,380

	Casino/Gaming (0.4%)
7,380	Harrah’s Entertainment, Inc.	390,992
11,684	International Game Technology	420,040
		811,032
	Chemicals: Agricultural (0.2%)
10,859	Monsanto Co.	395,485

	Chemicals: Major Diversified (1.2%)
8,910	Dow Chemical Co. (The)	402,554
9,252	Du Pont (E.I.) de Nemours & Co.	395,986
8,328	Eastman Chemical Co.	395,996
13,933	Engelhard Corp.	395,001
28,815	Hercules Inc.*	410,614
9,237	Rohm & Haas Co.	396,914
		2,397,065
	Chemicals: Specialty (0.8%)
7,175	Air Products & Chemicals, Inc.	390,176
15,281	Great Lakes Chemical Corp.	391,194
9,290	Praxair, Inc.	397,055
6,868	Sigma-Aldrich Corp.	398,344
		1,576,769
	Commercial Printing/Forms (0.4%)
9,569	Deluxe Corp.	392,520
12,222	Donnelley (R.R.) & Sons Co.	382,793
		775,313
	Computer Communications (0.4%)
27,397	Avaya Inc.*	381,914
21,590	Cisco Systems, Inc.*	390,779
		772,693
	Computer Peripherals (0.6%)
35,633	EMC Corp.*	411,205
4,787	Lexmark International, Inc.*	402,156
17,527	Network Appliance, Inc.*	403,121
		1,216,482
	Computer Processing Hardware (1.2%)
10,257	Apple Computer, Inc.*	397,459
11,006	Dell Inc.*	391,814
86,699	Gateway, Inc.*	429,160
21,389	Hewlett-Packard Co.	401,044
7,913	NCR Corp.*	392,406
98,272	Sun Microsystems, Inc.*	397,019
		2,408,902
	Construction Materials (0.2%)
7,992	Vulcan Materials Co.	407,192

	Containers/Packaging (1.0%)
10,713	Ball Corp.	400,988
14,988	Bemis Company, Inc.	398,381
17,186	Pactiv Corp.*	399,574
8,743	Sealed Air Corp.*	405,238
5,884	Temple-Inland, Inc.	395,111
		1,999,292
	Contract Drilling (0.7%)
8,214	Nabors Industries, Ltd. (Bermuda)*	388,933
8,467	Noble Corp.*	380,592
14,424	Rowan Companies, Inc.*	380,794
10,781	Transocean Inc. (Cayman Islands)*	385,744
		1,536,063
	Data Processing Services (1.6%)
7,025	Affiliated Computer Services, Inc. (Class A)*	391,082
9,451	Automatic Data Processing, Inc.	390,515
8,332	Computer Sciences Corp.*	392,437
30,479	Convergys Corp.*	409,333
9,074	First Data Corp.	394,719
11,411	Fiserv, Inc.*	397,787
13,144	Paychex, Inc.	396,292
16,701	SunGard Data Systems Inc.*	396,983
		3,169,148
	Department Stores (1.1%)
19,497	Dillard’s, Inc. (Class A)	384,871
8,669	Federated Department Stores, Inc.	393,833
8,012	Kohl’s Corp.*	386,098
15,198	May Department Stores Co.	389,525
10,798	Penney (J.C.) Co., Inc.	380,953
9,976	Sears, Roebuck & Co.	397,544
		2,332,824
	Discount Stores (1.1%)
31,926	Big Lots, Inc.*	390,455
9,589	Costco Wholesale Corp.	398,519
19,469	Dollar General Corp.	392,300
13,913	Family Dollar Stores, Inc.	377,042
8,513	Target Corp.	385,213
7,392	Wal-Mart Stores, Inc.	393,254
		2,336,783
	Drugstore Chains (0.4%)
9,154	CVS Corp.	385,658
10,793	Walgreen Co.	386,713
		772,371
	Electric Utilities (5.0%)
39,518	AES Corp. (The)*	394,785
24,308	Allegheny Energy, Inc.*	387,956
8,449	Ameren Corp.	389,921

12,064	American Electric Power Co., Inc.	385,565
38,475	CenterPoint Energy, Inc.	398,601
9,788	Cinergy Corp.	387,605
41,111	CMS Energy Corp.*	391,377
9,263	Consolidated Edison, Inc.	389,417
9,672	Constellation Energy Group, Inc.	385,332
5,988	Dominion Resources, Inc.	390,717
9,323	DTE Energy Co.	393,337
17,165	Duke Energy Corp.	392,907
14,728	Edison International	390,439
6,416	Entergy Corp.	388,874
10,631	Exelon Corp.	390,051
9,395	FirstEnergy Corp.	385,947
5,694	FPL Group, Inc.	389,014
12,885	PG&E Corp.*	391,704
9,374	Pinnacle West Capital Corp.	389,021
8,284	PPL Corp.	390,839
9,176	Progress Energy, Inc.	388,512
9,200	Public Service Enterprise Group, Inc.	391,920
12,902	Southern Co. (The)	386,802
29,445	TECO Energy, Inc.	398,391
8,137	TXU Corp.	389,925
22,345	Xcel Energy, Inc.	387,015
		10,145,974
	Electrical Products (1.0%)
23,616	American Power Conversion Corp.	410,682
6,613	Cooper Industries Ltd. (Class A) (Bermuda)	390,167
6,284	Emerson Electric Co.	388,917
13,556	Molex Inc.	404,240
61,731	Power-One, Inc.*	400,017
		1,994,023
	Electronic Components (0.8%)
17,401	Jabil Circuit, Inc.*	400,223
13,803	QLogic Corp.*	408,707
58,317	Sanmina-SCI Corp.*	411,135
78,028	Solectron Corp.*	386,239
		1,606,304
	Electronic Equipment/Instruments (1.6%)
18,325	Agilent Technologies, Inc.*	395,270
120,043	JDS Uniphase Corp.*	404,545
10,267	Rockwell Automation, Inc.	397,333
15,531	Scientific-Atlanta, Inc.	402,564
31,796	Symbol Technologies, Inc.	401,901
12,067	Tektronix, Inc.	401,228
14,428	Thermo Electron Corp.*	389,845
28,540	Xerox Corp.*	401,843
		3,194,529

	Electronic Production Equipment (0.8%)
24,068	Applied Materials, Inc.*	396,881
9,879	KLA-Tencor Corp.*	409,781
15,396	Novellus Systems, Inc.*	409,380
29,964	Teradyne, Inc.*	401,518
		1,617,560
	Electronics/Appliance Stores (0.6%)
7,292	Best Buy Co., Inc.	395,518
25,651	Circuit City Stores - Circuit City Group	393,486
13,802	RadioShack Corp.	395,289
		1,184,293
	Electronics/Appliances (0.6%)
12,235	Eastman Kodak Co.	394,212
21,483	Maytag Corp.	394,643
6,457	Whirlpool Corp.	388,001
		1,176,856
	Engineering & Construction (0.2%)
8,856	Fluor Corp.	394,269

	Environmental Services (0.4%)
44,334	Allied Waste Industries, Inc.*	392,356
14,733	Waste Management, Inc.	402,800
		795,156
	Finance/Rental/Leasing (1.5%)
5,204	Capital One Financial Corp.	384,576
10,176	Countrywide Financial Corp.	400,833
5,826	Fannie Mae	369,368
5,811	Freddie Mac	379,110
15,595	MBNA Corp.	392,994
25,450	Providian Financial Corp.*	395,493
8,412	Ryder System, Inc.	395,700
8,833	SLM Corp.	393,952
		3,112,026
	Financial Conglomerates (1.2%)
7,811	American Express Co.	401,954
8,804	Citigroup, Inc.	388,432
9,908	J.P. Morgan Chase & Co.	393,645
10,859	Principal Financial Group, Inc.	390,598
8,330	Prudential Financial, Inc.	391,843
9,223	State Street Corp.	393,914
		2,360,386
	Financial Publishing/Services (0.6%)
14,926	Equifax, Inc.	393,449
4,964	McGraw-Hill Companies, Inc. (The)	395,581
5,345	Moody’s Corp.	391,521
		1,180,551
	Food Distributors (0.2%)
13,009	SYSCO Corp.	389,229

	Food Retail (0.9%)
16,289	Albertson’s, Inc.	389,796
25,009	Kroger Co.*	388,140
20,172	Safeway Inc.*	389,521
14,079	Supervalu, Inc.	387,876
122,686	Winn-Dixie Stores, Inc.	379,100
		1,934,433
	Food: Major Diversified (1.1%)
14,657	Campbell Soup Co.	385,333
8,815	General Mills, Inc.	395,793
10,642	Heinz (H.J.) Co.	383,325
9,427	Kellogg Co.	402,156
8,111	PepsiCo, Inc.	394,600
17,309	Sara Lee Corp.	395,684
		2,356,891
	Food: Meat/Fish/Dairy (0.2%)
14,795	ConAgra Foods Inc.	380,379

	Food: Specialty/Candy (0.6%)
8,431	Hershey Foods Corp.	393,812
11,489	McCormick & Co., Inc. (Non-Voting)	394,532
6,251	Wrigley (Wm.) Jr. Co.	395,751
		1,184,095
	Forest Products (0.4%)
15,501	Louisiana-Pacific Corp.	402,251
6,005	Weyerhaeuser Co.	399,212
		801,463
	Gas Distributors (1.2%)
84,083	Dynegy, Inc. (Class A)*	419,574
10,022	KeySpan Corp.	392,862
10,757	Nicor Inc.	394,782
18,641	NiSource, Inc.	391,647
9,325	Peoples Energy Corp.	388,666
10,766	Sempra Energy	389,622
		2,377,153
	Home Building (0.6%)
7,734	Centex Corp.	390,258
4,661	KB Home	393,808
6,498	Pulte Homes, Inc.	398,782
		1,182,848
	Home Furnishings (0.4%)
13,994	Leggett & Platt, Inc.	393,231
19,410	Newell Rubbermaid, Inc.	388,976
		782,207

	Home Improvement Chains (0.6%)
10,048	Home Depot, Inc. (The)	393,882
7,258	Lowe’s Companies, Inc.	394,472
9,017	Sherwin-Williams Co.	396,387
		1,184,741
	Hospital/Nursing Management (0.8%)
9,938	HCA, Inc.	379,135
19,333	Health Management Associates, Inc. (Class A)	394,973
13,100	Manor Care, Inc.	392,476
37,298	Tenet Healthcare Corp.*	402,445
		1,569,029
	Hotels/Resorts/Cruiselines (0.8%)
8,199	Carnival Corp. (Panama)	387,731
21,239	Hilton Hotels Corp.	400,143
7,800	Marriott International, Inc. (Class A)	405,288
8,528	Starwood Hotels & Resorts Worldwide, Inc.	395,870
		1,589,032
	Household/Personal Care (1.5%)
9,096	Alberto-Culver Co. (Class B)	395,494
9,062	Avon Products, Inc.	395,828
7,340	Clorox Co. (The)	391,222
8,602	Colgate-Palmolive Co.	388,638
9,559	Gillette Co. (The)	398,993
10,333	International Flavors & Fragrances, Inc.	394,721
6,064	Kimberly-Clark Corp.	391,674
7,400	Procter & Gamble Co. (The)	400,488
		3,157,058
	Industrial Conglomerates (1.7%)
4,934	3M Co.	394,572
7,643	Danaher Corp.	391,933
11,713	General Electric Co.**	393,323
10,897	Honeywell International, Inc.	390,766
5,883	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	399,868
4,970	ITT Industries, Inc.	397,550
6,200	Textron, Inc.	398,474
13,048	Tyco International Ltd. (Bermuda)	400,052
4,225	United Technologies Corp.	394,530
		3,561,068
	Industrial Machinery (0.4%)
4,198	Illinois Tool Works Inc.	391,128
6,977	Parker-Hannifin Corp.	410,666
		801,794
	Industrial Specialties (0.4%)
12,414	Ecolab Inc.	390,296
6,491	PPG Industries, Inc.	397,768
		788,064
	Information Technology Services (1.0%)
23,250	Citrix Systems, Inc.*	407,340

20,215	Electronic Data Systems Corp.	391,969
4,618	International Business Machines Corp.	395,947
19,695	PeopleSoft, Inc.*	390,946
39,568	Unisys Corp.*	408,342
		1,994,544
	Insurance Brokers/Services (0.4%)
14,123	AON Corp.	405,895
8,497	Marsh & McLennan Companies, Inc.	388,823
		794,718
	Integrated Oil (0.7%)
4,374	Amerada Hess Corp.	389,286
7,216	ChevronTexaco Corp.	387,066
4,689	ConocoPhillips	388,484
8,040	Exxon Mobil Corp.	388,573
		1,553,409
	Internet Software/Services (0.4%)
51,811	Siebel Systems, Inc.*	390,655
11,894	Yahoo! Inc.*	403,326
		793,981
	Investment Banks/Brokers (1.4%)
4,223	Bear Stearns Companies, Inc. (The)	406,126
35,653	E*TRADE Group, Inc.*	407,157
4,242	Goldman Sachs Group, Inc. (The)	395,524
4,963	Lehman Brothers Holdings Inc.	395,650
7,765	Merrill Lynch & Co., Inc.	386,076
7,986	Morgan Stanley	393,710
43,689	Schwab (Charles) Corp. (The)	401,502
		2,785,745
	Investment Managers (1.0%)
13,727	Federated Investors, Inc. (Class B)	390,396
7,213	Franklin Resources, Inc.	402,197
29,668	Janus Capital Group, Inc.	403,781
14,223	Mellon Financial Corp.	393,835
8,094	Price (T.) Rowe Group, Inc.	412,308
		2,002,517
	Life/Health Insurance (1.2%)
9,928	AFLAC, Inc.	389,277
8,031	Jefferson-Pilot Corp.	398,819
8,500	Lincoln National Corp.	399,500
10,311	MetLife, Inc.	398,520
7,546	Torchmark Corp.	401,296
25,712	UnumProvident Corp.	403,421
		2,390,833
	Major Banks (2.5%)
8,932	Bank of America Corp.	387,024
13,343	Bank of New York Co., Inc. (The)	389,215
9,928	BB&T Corp.	394,042

6,612	Comerica, Inc.	392,422
15,925	Huntington Bancshares, Inc.	396,692
12,533	KeyCorp	396,043
10,259	National City Corp.	396,203
7,316	PNC Financial Services Group	395,796
11,975	Regions Financial Corp.	395,894
9,336	SouthTrust Corp.	388,938
5,585	SunTrust Banks, Inc.	393,240
8,280	Wachovia Corp.	388,746
6,575	Wells Fargo & Co.	392,067
		5,106,322
	Major Telecommunications (1.1%)
7,231	ALLTEL Corp.	397,054
27,094	AT&T Corp.	387,986
14,413	BellSouth Corp.	390,881
15,111	SBC Communications, Inc.	392,130
19,362	Sprint Corp. (FON Group)	389,757
9,788	Verizon Communications Inc.	385,451
		2,343,259
	Managed Health Care (1.3%)
3,945	Aetna, Inc.	394,224
4,567	Anthem, Inc.*	398,471
12,173	Caremark Rx, Inc.*	390,388
5,682	CIGNA Corp.	395,638
19,675	Humana, Inc.*	393,107
5,296	UnitedHealth Group Inc.	390,527
3,726	WellPoint Health Networks, Inc.*	391,565
		2,753,920
	Media Conglomerates (0.6%)
17,262	Disney (Walt) Co. (The)	389,258
24,038	Time Warner Inc.*	387,973
11,956	Viacom Inc. (Class B) (Non-Voting)	401,243
		1,178,474
	Medical Distributors (0.6%)
7,170	AmerisourceBergen Corp.	385,101
8,704	Cardinal Health, Inc.	380,974
14,508	McKesson Corp.	372,130
		1,138,205
	Medical Specialties (3.3%)
21,249	Applera Corp. - Applied Biosystems Group	400,969
6,941	Bard (C.R.), Inc.	393,069
5,824	Bausch & Lomb, Inc.	387,005
12,237	Baxter International, Inc.*	393,542
7,598	Becton, Dickinson & Co.	392,817
8,394	Biomet, Inc.	393,511
10,149	Boston Scientific Corp.*	403,220
6,710	Fisher Scientific International, Inc.*	391,394

6,130	Guidant Corp.	404,825
12,742	Hospira, Inc.*	389,905
7,673	Medtronic, Inc.	398,229
16,433	Pall Corp.	402,280
22,868	PerkinElmer, Inc.	393,787
5,393	St. Jude Medical, Inc.*	405,931
8,283	Stryker Corp.	398,247
9,006	Waters Corp.*	397,165
5,038	Zimmer Holdings, Inc.*	398,204
		6,744,100
	Miscellaneous Commercial Services (0.2%)
16,545	Sabre Holdings Corp.	405,849

	Miscellaneous Manufacturing (0.4%)
13,732	Crane Co.	397,129
10,313	Dover Corp.	400,866
		797,995
	Motor Vehicles (0.6%)
28,027	Ford Motor Co.	393,779
9,458	General Motors Corp.	401,776
6,541	Harley-Davidson, Inc.	388,797
		1,184,352
	Multi-Line Insurance (0.8%)
5,707	American International Group, Inc.	388,019
6,347	Hartford Financial Services Group, Inc. (The)	393,070
6,679	Loews Corp.	390,722
8,624	Safeco Corp.	393,686
		1,565,497
	Office Equipment/Supplies (0.4%)
6,113	Avery Dennison Corp.	402,113
8,896	Pitney Bowes, Inc.	392,314
		794,427
	Oil & Gas Pipelines (0.6%)
45,052	El Paso Corp.	414,028
6,234	Kinder Morgan, Inc.	391,620
32,217	Williams Companies, Inc. (The)	389,826
		1,195,474
	Oil & Gas Production (1.5%)
5,840	Anadarko Petroleum Corp.	387,542
7,775	Apache Corp.	389,605
9,605	Burlington Resources, Inc.	391,884
5,407	Devon Energy Corp.	383,951
5,924	EOG Resources, Inc.	390,095
6,718	Kerr-McGee Corp.	384,606
6,985	Occidental Petroleum Corp.	390,671
8,992	Unocal Corp.	386,656
		3,105,010

	Oil Refining/Marketing (0.8%)
6,893	Ashland, Inc.	386,559
9,397	Marathon Oil Corp.	387,908
5,330	Sunoco, Inc.	394,313
4,933	Valero Energy Corp.	395,676
		1,564,456
	Oilfield Services/Equipment (0.8%)
8,849	Baker Hughes Inc.	386,878
7,376	BJ Services Co.	386,576
11,567	Halliburton Co.	389,692
5,767	Schlumberger Ltd. (Netherlands; Antilles)	388,177
		1,551,323
	Other Consumer Services (0.8%)
5,332	Apollo Group, Inc. (Class A)*	391,209
7,956	Block (H.&R.), Inc.	393,186
17,717	Cendant Corp.	382,687
4,312	eBay Inc.*	396,445
		1,563,527
	Other Consumer Specialties (0.2%)
5,358	Fortune Brands, Inc.	396,974

	Other Metals/Minerals (0.2%)
4,169	Phelps Dodge Corp.	383,673

	Packaged Software (2.6%)
8,013	Adobe Systems, Inc.	396,403
8,132	Autodesk, Inc.	395,459
25,516	BMC Software, Inc.*	403,408
14,695	Computer Associates International, Inc.	386,479
83,186	Compuware Corp.*	428,408
9,009	Intuit Inc.*	409,009
12,056	Mercury Interactive Corp.*	420,513
14,089	Microsoft Corp.**	389,561
62,323	Novell, Inc.*	393,258
33,848	Oracle Corp.*	381,805
75,756	Parametric Technology Corp.*	399,992
7,273	Symantec Corp.*	399,142
23,460	VERITAS Software Corp.*	417,588
		5,221,025
	Personnel Services (0.4%)
16,128	Monster Worldwide Inc.*	397,394
14,689	Robert Half International, Inc.	378,536
		775,930
	Pharmaceuticals: Generic Drugs (0.4%)
21,650	Mylan Laboratories, Inc.	389,700
13,284	Watson Pharmaceuticals, Inc.*	391,347
		781,047

	Pharmaceuticals: Major (1.5%)
9,178	Abbott Laboratories	388,780
16,338	Bristol-Myers Squibb Co.	386,720
6,833	Johnson & Johnson	384,903
6,287	Lilly (Eli) & Co.	377,534
8,535	Merck & Co., Inc.	281,655
12,970	Pfizer, Inc.	396,882
20,920	Schering-Plough Corp.	398,735
10,385	Wyeth	388,399
		3,003,608
	Pharmaceuticals: Other (0.6%)
5,225	Allergan, Inc.	379,074
8,779	Forest Laboratories, Inc.*	394,879
32,270	King Pharmaceuticals, Inc.*	385,304
		1,159,257
	Precious Metals (0.4%)
9,301	Freeport-McMoRan Copper & Gold, Inc. (Class B)	376,691
8,809	Newmont Mining Corp.	401,074
		777,765
	Property - Casualty Insurers (1.4%)
10,019	ACE Ltd. (Cayman Islands)	401,361
8,162	Allstate Corp. (The)	391,694
5,629	Chubb Corp. (The)	395,606
9,613	Cincinnati Financial Corp.	396,248
4,671	Progressive Corp. (The)	395,867
11,993	St. Paul Travelers Companies, Inc. (The)	396,489
5,292	XL Capital Ltd. (Class A)	391,555
		2,768,820
	Publishing: Books/Magazines (0.2%)
7,546	Meredith Corp.	387,713

	Publishing: Newspapers (1.0%)
9,569	Dow Jones & Co., Inc.	388,597
4,609	Gannett Co., Inc.	386,050
5,932	Knight-Ridder, Inc.	388,249
10,016	New York Times Co. (The) (Class A)	391,626
9,474	Tribune Co.	389,855
		1,944,377
	Pulp & Paper (0.6%)
11,100	Georgia-Pacific Corp.	399,045
9,983	International Paper Co.	403,413
12,457	MeadWestvaco Corp.	397,378
		1,199,836
	Railroads (0.8%)
10,214	Burlington Northern Santa Fe Corp.	391,298
11,629	CSX Corp.	386,083
13,407	Norfolk Southern Corp.	398,724

6,666	Union Pacific Corp.	390,628
		1,566,733
	Real Estate Investment Trusts (1.2%)
11,283	Apartment Investment & Management Co. (Class A)	392,423
14,428	Equity Office Properties Trust	393,163
12,717	Equity Residential	394,227
11,212	Plum Creek Timber Co., Inc.	392,756
11,059	ProLogis Trust	389,719
7,256	Simon Property Group, Inc.	389,139
		2,351,427
	Recreational Products (0.8%)
8,877	Brunswick Corp.	406,212
8,546	Electronic Arts Inc.*	393,031
21,377	Hasbro, Inc.	401,888
22,002	Mattel, Inc.	398,896
		1,600,027
	Regional Banks (1.9%)
15,943	AmSouth Bancorporation	389,009
7,960	Fifth Third Bancorp	391,791
8,864	First Horizon National Corp.	384,343
4,161	M&T Bank Corp.	398,208
9,798	Marshall & Ilsley Corp.	394,859
8,982	North Fork Bancorporation, Inc.	399,250
9,633	Northern Trust Corp.	393,026
15,140	Synovus Financial Corp.	395,911
13,695	U.S. Bancorp	395,786
6,517	Zions Bancorporation	397,798
		3,939,981
	Restaurants (1.0%)
16,971	Darden Restaurants, Inc.	395,764
13,954	McDonald’s Corp.	391,131
8,752	Starbucks Corp.*	397,866
11,826	Wendy’s International, Inc.	397,354
9,681	Yum! Brands, Inc.	393,629
		1,975,744
	Savings Banks (0.6%)
3,525	Golden West Financial Corp.	391,099
18,000	Sovereign Bancorp, Inc.	392,760
9,740	Washington Mutual, Inc.	380,639
		1,164,498
	Semiconductors (3.0%)
31,311	Advanced Micro Devices, Inc.*	407,043
20,620	Altera Corp.*	403,533
10,412	Analog Devices, Inc.	403,777
124,249	Applied Micro Circuits Corp.*	388,899
14,634	Broadcom Corp. (Class A)*	399,362
19,824	Intel Corp.	397,669

10,925	Linear Technology Corp.	395,922
96,331	LSI Logic Corp.*	415,187
9,536	Maxim Integrated Products, Inc.	403,277
32,136	Micron Technology, Inc.*	386,596
26,343	National Semiconductor Corp.*	408,053
27,867	NVIDIA Corp.*	404,629
44,334	PMC - Sierra, Inc.*	390,583
18,774	Texas Instruments Inc.	399,511
14,667	Xilinx, Inc.	396,009
		6,000,050
	Services to the Health Industry (0.8%)
6,003	Express Scripts, Inc. (Class A)*	392,236
16,787	IMS Health Inc.	401,545
12,589	Medco Health Solutions Inc.*	389,000
4,455	Quest Diagnostics Inc.	393,020
		1,575,801
	Specialty Insurance (0.6%)
5,091	Ambac Financial Group, Inc.	407,025
6,814	MBIA Inc.	396,643
6,070	MGIC Investment Corp.	403,959
		1,207,627
	Specialty Stores (1.6%)
23,497	AutoNation, Inc.*	401,329
5,140	AutoZone, Inc.*	397,065
10,624	Bed Bath & Beyond Inc.*	394,257
12,000	Boise Cascade Corp.	399,360
26,026	Office Depot, Inc.*	391,171
13,225	Staples, Inc.	394,370
12,897	Tiffany & Co.	396,454
22,423	Toys ‘R’ Us, Inc.*	397,784
		3,171,790
	Specialty Telecommunications (0.6%)
11,475	CenturyTel, Inc.	392,904
29,181	Citizens Communications Co.	390,734
125,852	Qwest Communications International, Inc.*	419,087
		1,202,725
	Steel (0.8%)
21,979	Allegheny Technologies Inc.	401,117
4,311	Nucor Corp.	393,896
10,335	United States Steel Corp.	388,803
18,430	Worthington Industries, Inc.	393,481
		1,577,297
	Telecommunication Equipment (1.8%)
216,746	ADC Telecommunications, Inc.*	392,310
31,443	Andrew Corp.*	384,862
208,632	CIENA Corp.*	413,091
21,201	Comverse Technology, Inc.*	399,215

35,924	Corning Inc.*		398,038
123,854	Lucent Technologies Inc.*		392,617
21,943	Motorola, Inc.		395,852
10,243	QUALCOMM Inc.		399,887
43,464	Tellabs, Inc.*		399,434
			3,575,306
	Tobacco (0.6%)
8,439	Altria Group, Inc.		396,971
5,785	Reynolds American, Inc.		393,611
9,634	UST, Inc.		387,865
			1,178,447
	Tools/Hardware (0.6%)
5,185	Black & Decker Corp.		401,526
14,018	Snap-On, Inc.		386,336
9,416	Stanley Works (The)		400,462
			1,188,324
	Trucks/Construction/Farm Machinery (1.0%)
5,132	Caterpillar Inc.		412,869
5,406	Cummins Inc.		399,449
6,169	Deere & Co.		398,209
10,671	Navistar International Corp.*		396,854
5,817	PACCAR, Inc.		402,071
			2,009,452
	Wholesale Distributors (0.4%)
10,403	Genuine Parts Co.		399,267
7,138	Grainger (W.W.), Inc.		411,506
			810,773
	Wireless Telecommunications (0.4%)
26,379	AT&T Wireless Services, Inc.*		389,882
16,651	Nextel Communications, Inc. (Class A)*		396,960
			786,842

	TOTAL COMMON STOCKS
	(Cost $139,182,784)		197,136,837

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.9%)
	REPURCHASE AGREEMENT
$3,794	Joint repurchase agreement account 1.8301%
	due 10/01/04 (dated 09/30/04;
	proceeds $3,794,193) (a) (Cost $3,794,000)		3,794,000

	TOTAL INVESTMENTS
	(Cost $142,976,784) (b) (c)	100.0%	$200,930,837

	LIABILITIES IN EXCESS OF OTHER ASSETS
	NET ASSETS	(0.0)	(61,408)
		100.0%	$200,869,429

*              Non-income producing security.

**           A portion of this security is physically segregated in connection with open futures contracts in the amount of $ 293,333.

(a)          Collateralized by federal agency and U.S. Treasury obligations.

(b)          Securities have been designated as collateral in an amount equal to $ 3,201,267 in connection with open futures contracts.

(c)           The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 65,256,890 and the aggregate gross unrealized depreciation is $ 7,302,837, resulting in net unrealized appreciation of $ 57,954,053.

Futures Contracts Open at September 30, 2004:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

8	Long	S&P Midcap 400 Index
		December 2004	$2,376,400	$8,360
4	Long	S&P 500 Index
		December 2004	1,114,900	(11,720)

	Net unrealized depreciation			$(3,360)

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Advertising/Marketing Services (0.7%)
7,200	Lamar Advertising Co. (Class A) *	$299,592

	Air Freight/Couriers (0.6%)
5,095	C.H. Robinson Worldwide, Inc.	236,357

	Apparel/Footwear (0.7%)
6,450	Coach, Inc. *	273,609

	Apparel/Footwear Retail (0.7%)
8,651	Chico’s FAS, Inc. *	295,864

	Biotechnology (4.8%)
14,030	Amgen Inc. *	795,220
6,600	Biogen Idec Inc. *	403,722
7,600	Genentech, Inc. *	398,392
10,818	Gilead Sciences, Inc. *	404,377
		2,001,711
	Broadcasting (2.1%)
19,332	Univision Communications Inc. (Class A) *	611,085
7,800	XM Satellite Radio Holdings Inc. (Class A) *	241,956
		853,041
	Cable/Satellite TV (0.5%)
7,100	EchoStar Communications Corp. (Class A) *	220,952

	Casino/Gaming (4.7%)
17,640	GTECH Holdings Corp.	446,645
25,000	International Game Technology	898,750
4,500	Station Casinos, Inc.	220,680
7,170	Wynn Resorts, Ltd. *	370,617
		1,936,692
	Computer Communications (1.3%)
30,109	Cisco Systems, Inc. *	544,973

	Computer Processing Hardware (1.8%)
20,519	Dell Inc. *	730,476

	Data Processing Services (2.2%)
11,900	First Data Corp.	517,650
13,850	Paychex, Inc.	417,577
		935,227
	Discount Stores (3.4%)
8,600	Dollar Tree Stores, Inc. *	231,770
22,254	Wal-Mart Stores, Inc.	1,183,913
		1,415,683
	Finance/Rental/Leasing (1.6%)
3,200	Freddie Mac	208,768
6,000	MBNA Corp.	151,200
7,100	SLM Corp.	316,660
		676,628
	Financial Conglomerates (2.2%)
4,100	American Express Co.	210,986
10,100	Brascan Corp. (Class A) (Canada)	305,020
8,870	Citigroup, Inc.	391,344
		907,350
	Financial Publishing/Services (1.1%)
6,000	Moody’s Corp.	439,500

	Food: Major Diversified (2.2%)
18,706	PepsiCo, Inc.	910,047

	Food: Specialty/Candy (1.5%)
10,000	Wm. Wrigley Jr. Company	633,100

	Gas Distributors (1.0%)
8,960	Questar Corp.	410,547

	Home Building (0.5%)
4,800	Lennar Corp. (Class A)	228,480

	Home Improvement Chains (1.1%)
12,000	Home Depot, Inc. (The)	470,400

	Hotels/Resorts/Cruiselines (3.0%)
26,600	Carnival Corp. (Panama)	1,257,914

	Household/Personal Care (3.3%)
17,900	Gillette Co.	747,146
11,405	Procter & Gamble Co. (The)	617,239
		1,364,385
	Industrial Conglomerates (2.1%)
6,050	3M Co.	483,819

13,000	Tyco International Ltd. (Bermuda)	398,580
		882,399
	Insurance Brokers/Services (0.5%)
4,800	ChoicePoint Inc. *	204,720

	Integrated Oil (2.9%)
12,900	Exxon Mobil Corp.	623,457
17,800	Suncor Energy, Inc. (Canada)	569,778
		1,193,235
	Internet Software/Services (2.6%)
1,200	Google Inc. (Class A) *	155,520
27,840	Yahoo! Inc. *	944,054
		1,099,574
	Investment Banks/Brokers (0.6%)
19,400	Ameritrade Holding Corp. *	232,994

	Investment Managers (0.8%)
5,800	Franklin Resources, Inc.	323,408

	Managed Health Care (2.2%)
13,850	Caremark Rx, Inc. *	444,170
6,400	UnitedHealth Group Inc.	471,936
		916,106
	Media Conglomerates (2.1%)
20,155	News Corporation Ltd. (The) (ADR) (Australia)	662,495
12,700	Time Warner Inc. *	204,978
		867,473
	Medical Distributors (0.5%)
2,900	Patterson Companies Inc. *	222,024

	Medical Specialties (6.3%)
2,600	Alcon, Inc. (Switzerland)	208,520
8,500	Boston Scientific Corp. *	337,705
7,200	Fisher Scientific International, Inc. *	419,976
13,700	Guidant Corp.	904,748
6,136	Medtronic, Inc.	318,458
5,500	Zimmer Holdings, Inc. *	434,720
		2,624,127
	Miscellaneous Commercial Services (0.6%)
7,100	Iron Mountain Inc. *	240,335

	Motor Vehicles (0.5%)
3,400	Harley-Davidson, Inc.	202,096

	Multi-Line Insurance (0.5%)
2,943	American International Group, Inc.	200,095

	Oil & Gas Production (2.2%)
15,520	Ultra Petroleum Corp. (Canada) *	761,256
4,700	XTO Energy Inc.	152,656
		913,912
	Oilfield Services/Equipment (2.0%)
9,300	Schlumberger Ltd. (Netherlands Antilles)	625,983
3,490	Smith International, Inc. *	211,948
		837,931
	Other Consumer Services (3.8%)
7,800	Apollo Group, Inc. (Class A) *	572,286
11,018	eBay Inc. *	1,012,995
		1,585,281
	Packaged Software (6.5%)
7,000	Adobe Systems, Inc.	346,290
76,080	Microsoft Corp.	2,103,612
4,400	Symantec Corp. *	241,472
		2,691,374
	Pharmaceuticals: Major (5.5%)
23,146	Johnson & Johnson	1,303,814
31,465	Pfizer, Inc.	962,829
		2,266,643
	Precious Metals (3.3%)
30,000	Newmont Mining Corp.	1,365,900

	Property - Casualty Insurers (2.0%)
292	Berkshire Hathaway, Inc. (Class B) *	838,332

	Recreational Products (1.7%)
15,400	Electronic Arts Inc. *	708,246

	Semiconductors (2.3%)
21,022	Intel Corp.	421,701
6,051	Linear Technology Corp.	219,288
11,660	Marvell Technology Group Ltd. (Bermuda) *	304,676
		945,665
	Specialty Stores (0.8%)
11,460	PETsMART, Inc.	325,349

	Specialty Telecommunications (1.3%)
22,700	Crown Castle International Corp. *	337,776
3,600	NTL, Inc. *	223,452
		561,228
	Telecommunication Equipment (3.6%)
38,738	QUALCOMM Inc.	1,512,332

	Wireless Telecommunications (0.8%)
8,100	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	316,143

	Total Common Stocks (Cost $39,522,484)	41,119,450

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (0.9%)
	Repurchase Agreement
$371	Joint repurchase agreement account 1.83% due 10/01/04 (dated 09/30/04; proceeds $371,019) (a) (Cost $371,000)		371,000

	Total Investments (Cost $39,893,484) (b)	99.9%	41,490,450
	Other Assets in Excess of Liabilities	0.1	51,905
	Net Assets	100.0%	$41,542,355

ADR                       American Depository Receipt.

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $2,519,286 and the aggregate gross unrealized depreciation is $922,320 resulting in net unrealized appreciation of $1,596,966.

Morgan Stanley Select Dimensions - American Opportunities Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (97.3%)
	Advertising/Marketing Services (0.8%)
44,800	Lamar Advertising Co. (Class A)*	$1,864,128

	Apparel/Footwear (0.6%)
34,200	Coach, Inc.*	1,450,764

	Apparel/Footwear Retail (1.1%)
48,900	Chico’s FAS, Inc.*	1,672,380
62,400	Gap, Inc. (The)	1,166,880
		2,839,260
	Biotechnology (4.0%)
50,800	Amgen Inc.*	2,879,344
48,400	Biogen Idec Inc.*	2,960,628
17,700	Genzyme Corp.*	963,057
83,400	Gilead Sciences, Inc.*	3,117,492
		9,920,521
	Broadcasting (1.3%)
52,000	Univision Communications Inc. (Class A)*	1,643,720
49,200	XM Satellite Radio Holdings Inc. (Class A)*	1,526,184
		3,169,904
	Cable/Satellite TV (0.5%)
39,400	EchoStar Communications Corp. (Class A)*	1,226,128

	Casino/Gaming (1.9%)
96,600	GTECH Holdings Corp.	2,445,912
43,300	Wynn Resorts, Ltd.*	2,238,177
		4,684,089
	Chemicals: Agricultural (0.9%)
33,600	Potash Corp. of Saskatchewan, Inc. (Canada)	2,156,112

	Coal (1.4%)
59,100	Peabody Energy Corp.	3,516,450

	Computer Communications (1.3%)
180,800	Cisco Systems, Inc.*	3,272,480

	Computer Peripherals (0.7%)
19,500	Lexmark International, Inc.*	1,638,195

	Computer Processing Hardware (1.0%)
71,100	Dell Inc.*	2,531,160

	Data Processing Services (0.8%)
44,500	First Data Corp.	1,935,750

	Discount Stores (2.5%)
138,500	Target Corp.	6,267,125

	Electric Utilities (1.0%)
112,200	Duke Energy Corp.	2,568,258

	Electrical Products (0.4%)
17,800	Cooper Industries Ltd. (Class A) (Bermuda)	1,050,200

	Finance/Rental/Leasing (3.3%)
54,100	Capital One Financial Corp.	3,997,990
44,000	Freddie Mac	2,870,560
49,000	MBNA Corp.	1,234,800
		8,103,350
	Financial Conglomerates (0.4%)
22,900	Citigroup, Inc.	1,010,348

	Financial Publishing/Services (0.7%)
22,900	Moody’s Corp.	1,677,425

	Food: Major Diversified (1.7%)
26,400	Kellogg Co.	1,126,224
63,270	PepsiCo, Inc.	3,078,085
		4,204,309
	Home Improvement Chains (0.9%)
55,000	Home Depot, Inc. (The)	2,156,000

	Hotels/Resorts/Cruiselines (2.2%)
115,600	Carnival Corp. (Panama)	5,466,724

	Household/Personal Care (6.0%)
46,900	Avon Products, Inc.	2,048,592
75,400	Clorox Co. (The)	4,018,820
59,800	Gillette Co. (The)	2,496,052
47,500	Kimberly-Clark Corp.	3,068,025
60,100	Procter & Gamble Co. (The)	3,252,612
		14,884,101
	Industrial Conglomerates (5.2%)
38,800	Danaher Corp.	1,989,664
179,400	General Electric Co.	6,024,252
118,000	Tyco International Ltd. (Bermuda)	3,617,880
13,400	United Technologies Corp.	1,251,292
		12,883,088

	Information Technology Services (0.9%)
73,600	Cognizant Technology Solutions Corp.*	2,245,536

	Integrated Oil (3.3%)
44,000	BP PLC (ADR) (United Kingdom)	2,531,320
23,100	ConocoPhillips	1,913,835
66,200	Suncor Energy, Inc. (Canada)	2,119,062
7,998	Total S.A.	1,631,064
		8,195,281
	Internet Software/Services (4.0%)
20,900	SINA Corp. (Cayman Islands)*	532,741
279,000	Yahoo! Inc.*	9,460,890
		9,993,631
	Investment Banks/Brokers (0.9%)
14,300	Goldman Sachs Group, Inc. (The)	1,333,332
16,650	Legg Mason, Inc.	886,946
		2,220,278
	Major Banks (2.0%)
78,300	Bank of America Corp.	3,392,739
180	Mitsubishi Tokyo Financial Group, Inc. (Japan)	1,502,452
		4,895,191
	Managed Health Care (2.1%)
35,500	Caremark Rx, Inc.*	1,138,485
56,900	UnitedHealth Group Inc.	4,195,806
		5,334,291
	Media Conglomerates (0.7%)
104,400	News Corporation Ltd. (Australia)	866,363
26,500	News Corporation Ltd. (The) (ADR) (Australia)	871,055
		1,737,418
	Medical Specialties (6.5%)
20,300	Alcon, Inc. (Switzerland)	1,628,060
21,700	Boston Scientific Corp.*	862,141
43,800	Fisher Scientific International, Inc.*	2,554,854
59,700	Guidant Corp.	3,942,588
75,400	Medtronic, Inc.	3,913,260
40,000	Zimmer Holdings, Inc.*	3,161,600
		16,062,503
	Miscellaneous Commercial Services (0.4%)
29,600	Laureate Education Inc.*	1,101,712

	Motor Vehicles (0.4%)
23,000	Honda Motor Co., Ltd. (Japan)	1,115,531

	Multi-Line Insurance (1.5%)
54,600	American International Group, Inc.	3,712,254

	Oil & Gas Production (2.8%)
59,400	Burlington Resources, Inc.	2,423,520
93,180	Ultra Petroleum Corp. (Canada)*	4,570,479
		6,993,999
	Oilfield Services/Equipment (3.9%)
60,400	Schlumberger Ltd. (Netherlands; Antilles)	4,065,524
90,800	Smith International, Inc.*	5,514,284
		9,579,808
	Other Consumer Services (3.7%)
40,815	Apollo Group, Inc. (Class A)*	2,994,597
68,400	eBay Inc.*	6,288,696
		9,283,293
	Packaged Software (7.6%)
37,600	Adobe Systems, Inc.	1,860,072
94,400	McAfee Inc.	1,897,440
435,400	Microsoft Corp.	12,038,810
36,700	SAP AG (ADR) (Germany)	1,429,465
31,700	Symantec Corp.*	1,739,696
		18,965,483
	Pharmaceuticals: Major (4.0%)
119,700	Johnson & Johnson	6,742,701
105,500	Pfizer, Inc.	3,228,300
		9,971,001
	Precious Metals (3.6%)
195,600	Newmont Mining Corp.	8,905,668

	Property - Casualty Insurers (1.4%)
1,200	Berkshire Hathaway, Inc. (Class B)*	3,445,200

	Semiconductors (1.0%)
93,600	Marvell Technology Group Ltd. (Bermuda)*	2,445,768

	Specialty Stores (1.2%)
25,700	Dick’s Sporting Goods, Inc.*	915,434
71,400	PETsMART, Inc.	2,027,046
		2,942,480

	Specialty Telecommunications (0.8%)
136,000	Crown Castle International Corp.*	2,023,680

	Telecommunication Equipment (3.6%)
231,484	QUALCOMM Inc.	9,037,135

	Trucks/Construction/Farm Machinery (0.4%)
16,100	Deere & Co.	1,039,255

	TOTAL COMMON STOCKS (Cost $ 224,436,456)	241,722,265

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT ( 2.9%)
	REPURCHASE AGREEMENT
$7,097	Joint repurchase agreement account 1.8301% due 10/01/04 (dated 09/30/04; proceeds $ 7,097,361) (a) (Cost $ 7,097,000 )		7,097,000
	TOTAL INVESTMENTS (Cost $ 231,533,456 ) (b)	100.2%	248,819,265
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(339,519)
	NET ASSETS	100.0%	$248,419,749

ADR                       American Depository Receipt.

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 21,475,693 and the aggregate gross unrealized depreciation is $ 4,189,884, resulting in net unrealized appreciation of $  17,285,809 .

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.8%)
	Advertising/Marketing Services (2.5%)
21,600	Lamar Advertising Co. (Class A) *	$898,776

	Air Freight/Couriers (1.0%)
7,800	C.H. Robinson Worldwide, Inc.	361,842

	Apparel/Footwear (1.0%)
8,600	Coach, Inc. *	364,812

	Apparel/Footwear Retail (0.9%)
9,750	Chico’s FAS, Inc. *	333,450

	Biotechnology (3.1%)
12,400	Amgen Inc.*	702,832
11,200	Gilead Sciences, Inc. *	418,656
		1,121,488
	Broadcasting (2.7%)
6,600	Radio One, Inc. (Class D)*	93,918
28,050	Univision Communications Inc. (Class A) *	886,660
		980,578
	Casino/Gaming (9.5%)
30,480	GTECH Holdings Corp.	771,754
23,600	International Game Technology	848,420
25,500	Station Casinos, Inc.	1,250,520
10,630	Wynn Resorts, Ltd. *	549,465
		3,420,159
	Construction Materials (2.0%)
11,700	Rinker Group Ltd. (ADR) (Australia)	732,888

	Discount Stores (1.5%)
19,800	Dollar Tree Stores, Inc. *	533,610

	Financial Conglomerates (1.5%)
17,550	Brascan Corp. (Class A) (Canada)	530,010

	Financial Publishing/Services (1.1%)
5,200	Moody’s Corp.	380,900

	Food: Specialty/Candy (1.5%)
8,300	Wrigley (Wm.) Jr. Co.	525,473

	Gas Distributors (1.1%)
8,400	Questar Corp.	384,888

	Hotels/Resorts/Cruiselines (3.3%)
27,700	Royal Caribbean Cruises Ltd. (Liberia)	1,207,720

	Household/Personal Care (1.5%)
12,600	Gillette Co. (The)	525,924

	Insurance Brokers/Services (1.0%)
8,400	ChoicePoint Inc. *	358,260

	Integrated Oil (1.3%)
14,900	Suncor Energy, Inc. (Canada)	476,949

	Internet Software/Services (2.1%)
22,800	Yahoo! Inc. *	773,148

	Investment Banks/Brokers (2.1%)
29,200	Ameritrade Holding Corp. *	350,692
17,100	Greenhill & Co., Inc.	403,560
		754,252
	Medical Distributors (1.0%)
4,600	Patterson Companies Inc.*	352,176

	Medical Specialties (9.4%)
12,600	Dade Behring Holdings Inc. *	702,047
12,528	Fisher Scientific International, Inc. *	730,758
11,500	Guidant Corp.	759,460
13,500	INAMED Corp. *	643,545
10,700	Kinetic Concepts, Inc. *	562,285
		3,398,095
	Medical/Nursing Services (1.6%)
28,200	VCA Antech, Inc. *	581,766

	Miscellaneous Commercial Services (2.8%)
9,150	Corporate Executive Board Co. (The)	560,346
12,837	Iron Mountain Inc. *	434,532
		994,878
	Oil & Gas Production (4.2%)
30,610	Ultra Petroleum Corp. (Canada) *	1,501,420

	Oilfield Services/Equipment (1.0%)
6,200	Smith International, Inc. *	376,526

	Other Consumer Services (4.0%)
7,900	Apollo Group, Inc. (Class A) *	579,623
9,500	eBay Inc. *	873,430
		1,453,053
	Packaged Software (4.4%)
7,800	Adobe Systems, Inc.	385,866
9,075	Mercury Interactive Corp. *	316,536
24,700	Microsoft Corp.	682,955
3,700	Symantec Corp. *	203,056
		1,588,413

	Precious Metals (3.7%)
29,400	Newmont Mining Corp.	1,338,582

	Property - Casualty Insurers (3.8%)
345	Berkshire Hathaway, Inc. (Class B)*	990,495
715	White Mountains Insurance Group, Ltd. (Bermuda)	376,090
		1,366,585
	Real Estate Investment Trusts (1.0%)
10,800	Plum Creek Timber Co., Inc.	378,324

	Recreational Products (3.6%)
14,600	Electronic Arts Inc. *	671,454
24,000	WMS Industries, Inc.*	616,560
		1,288,014
	Restaurants (3.3%)
10,120	AFC Enterprises, Inc. *	220,414
7,920	P.F. Chang’s China Bistro, Inc. *	384,041
22,987	Sonic Corp. *	589,157
		1,193,612
	Semiconductors (1.1%)
15,700	Marvell Technology Group Ltd. (Bermuda) *	410,241

	Services to the Health Industry (1.4%)
11,075	Stericycle, Inc. *	508,342

	Specialty Stores (3.0%)
9,000	Guitar Center, Inc. *	389,700
13,320	PETSMART, Inc.	378,155
10,800	Tuesday Morning Corp. *	333,936
		1,101,791
	Specialty Telecommunications (4.0%)
53,600	Crown Castle International Corp. *	797,568
10,585	NTL, Inc. *	657,011
		1,454,579

	Telecommunication Equipment (3.8%)
35,500	QUALCOMM Inc.	1,385,920

	Wholesale Distributors (1.0%)
13,500	SCP Pool Corp.	360,990

	TOTAL COMMON STOCKS (Cost $31,677,296)	35,698,434

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT ( 1.6%)
	REPURCHASE AGREEMENT
$578	Joint repurchase agreement account 1.83% due 10/01/04 (dated 09/30/04; proceeds $578,029) (a) (Cost $578,000)		578,000

	TOTAL INVESTMENTS (Cost $32,255,296) (b)	100.4%	36,276,434
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(141,606)
	NET ASSETS	100.0%	$36,134,828

ADR                       American Depository Receipt.

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $5,078,745 and the aggregate gross unrealized depreciation is $1,057,607, resulting in net unrealized appreciation of $4,021,138.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON AND PREFERRED STOCKS (96.0%)
	Belgium (1.1%)
	Beverages: Alcoholic
18,000	InBev	$600,760
	Financial Conglomerates
10,000	Fortis	238,254
	Total Belgium	839,014

	Brazil (0.2%)
	Wireless Telecommunications
25,000	Telesp Celular Participacoes S.A. (ADR) (Pref.)*	154,500

	Canada (0.6%)
	Integrated Oil
15,000	Suncor Energy, Inc.	480,266

	China (0.2%)
	Electric Utilities
200,000	Huaneng Power International, Inc. (Class H)	161,586

	Finland (0.4%)
	Pulp & Paper
25,000	Stora Enso Oyj (Registered Shares)	338,232

	France (8.1%)
	Advertising/Marketing Services
10,000	Publicis Groupe	286,129
	Auto Parts: O.E.M.
4,000	Valeo S.A.	146,634
	Automotive Aftermarket
6,000	Compagnie Generale des Etablissements Michelin (B Shares)	305,304
	Broadcasting
10,000	M6 Metropole Television	267,850
	Building Products
6,000	Compagnie de Saint-Gobain	308,363

	Electrical Products
5,000	Schneider Electric S.A.	323,621
	Engineering & Construction
4,000	Vinci S.A.	460,841
	Food Retail
6,000	Carrefour S.A.	282,548
	Food: Major Diversified
7,000	Groupe Danone	550,995
	Integrated Oil
4,022	Total S.A.	820,223
	Internet Software/Services
10,000	Business Objects S.A.*	231,291
	Major Banks
10,200	BNP Paribas S.A.	659,553
	Major Telecommunications
10,000	France Telecom S.A.*	249,446
	Media Conglomerates
10,000	Vivendi Universal S.A.*	256,534
	Motor Vehicles
7,000	Peugeot S.A.	431,743
	Multi-Line Insurance
25,000	Axa	506,415
	Regional Banks
12,000	Credit Agricole S.A.	327,687
	Total France	6,415,177

	Germany (6.0%)
	Airlines
20,000	Deutsche Lufthansa AG (Registered Shares)*	233,032
	Apparel/Footwear
3,000	Adidas-Salomon AG	419,122
	Auto Parts: O.E.M.
7,000	Continental AG	380,996
	Broadcasting
22,500	ProSiebenSat.1 Media AG (Pref.)	415,205
	Chemicals: Major Diversified
7,000	BASF AG	413,028
	Electric Utilities
6,000	E. ON AG	443,183
	Financial Conglomerates
12,000	Hypo Real Estate Holding AG*	411,847
	Industrial Conglomerates
13,000	MAN AG	445,036
3,000	Siemens AG (Registered Shares)	220,883
		665,919

	Major Banks
4,000	Deutsche Bank AG (Registered Shares)	287,845
	Major Telecommunications
20,000	Deutsche Telekom AG (Registered Shares)*	371,558
	Motor Vehicles
3,000	Bayerische Motoren Werke (BMW AG)	123,480
	Packaged Software
3,700	SAP AG	575,579
	Total Germany	4,740,794

	Ireland (0.9%)
	Major Banks
37,500	Bank of Ireland	505,949
	Major Telecommunications
125,000	Eircom Group PLC*	234,711
	Total Ireland	740,660

	Japan (8.4%)
	Electronic Components
3,000	Hoya Corp.	314,714
	Electronic Equipment/Instruments
5,000	Canon, Inc.	235,241
38,000	Konica Minolta Holdings, Inc.	520,127
21,000	Ricoh Co., Ltd.	395,777
		1,151,145
	Electronics/Appliances
10,000	Fuji Photo Film Co., Ltd.	328,792
	Food Retail
11,000	Ito-Yokado Co., Ltd.	377,657
30,000	Seiyu, Ltd. (The)*	71,662
		449,319
	Gas Distributors
150,000	Tokyo Gas Co., Ltd.	532,698
	Household/Personal Care
10,000	Kao Corp.	221,163
	Industrial Machinery
8,900	Fanuc Ltd.	468,846
	Investment Banks/Brokers
27,400	Nomura Holdings, Inc.	352,143
	Major Banks
40	Mitsubishi Tokyo Financial Group, Inc.	333,878
70	UFJ Holdings, Inc.*	307,084
		640,962

	Major Telecommunications
50	Nippon Telegraph & Telephone Corp.	199,364
	Motor Vehicles
10,000	Toyota Motor Corp.	383,288
	Pharmaceuticals: Major
15,000	Takeda Pharmaceutical Co., Ltd.	681,199
	Railroads
90	East Japan Railway Co.	465,940
	Recreational Products
4,000	Nintendo Co., Ltd.	489,737
	Total Japan	6,679,310

	Netherlands (3.1%)
	Air Freight/Couriers
18,000	TPG NV	440,274
	Electronic Production Equipment
20,000	ASML Holding NV*	257,653
	Financial Conglomerates
15,000	ING Groep NV (Share Certificates)*	379,019
	Integrated Oil
10,000	Royal Dutch Petroleum Co.	515,679
	Life/Health Insurance
25,000	Aegon NV	269,840
	Major Banks
10,000	ABN AMRO Holding NV	227,436
	Personnel Services
25,000	Vedior NV	387,039
	Total Netherlands	2,476,940

	Norway (1.4%)
	Integrated Oil
30,000	Statoil ASA	431,446
	Major Telecommunications
85,000	Telenor ASA	649,217
	Total Norway	1,080,663

	Philippines (0.3%)
	Major Telecommunications
10,000	Philippine Long Distance Telephone Co. (ADR)*	250,400

	Russia (0.4%)
	Wireless Telecommunications
2,000	Mobile Telesystems (ADR)	289,980

	South Korea (0.2%)
	Wireless Telecommunications
10,000	SK Telecom Co., Ltd. (ADR)	194,500

	Spain (0.9%)
	Apparel/Footwear Retail
15,000	Industria de Diseno Textil, S.A.	371,185
	Major Telecommunications
20,000	Telefonica S.A.	299,683
	Total Spain	670,868

	Sweden (0.8%)
	Telecommunication Equipment
80,000	Telefonaktiebolaget LM Ericsson (B Shares)*	248,263
	Trucks/Construction/Farm Machinery
11,000	Volvo AB (B Shares)	388,186
	Total Sweden	636,449

	Switzerland (2.2%)
	Financial Conglomerates
7,000	UBS AG (Registered Shares)	494,018
	Food: Major Diversified
3,000	Nestle S.A. (Registered Shares)	688,880
	Major Banks
5,000	Credit Suisse Group*	159,976
	Pharmaceuticals: Major
8,000	Novartis AG (Registered Shares)	373,826
	Total Switzerland	1,716,700

	United Kingdom (5.8%)
	Advertising/Marketing Services
45,000	WPP Group PLC	419,408
	Airlines
40,000	British Airways PLC*	150,355
	Hotels/Resorts/Cruiselines
13,000	Carnival PLC	639,840
	Integrated Oil
7,256	BP PLC (ADR)	417,438
	Life/Health Insurance
25,000	Prudential PLC	204,020
	Major Banks
9,000	Royal Bank of Scotland Group PLC	260,204
	Movies/Entertainment
70,000	Rank Group PLC	354,420

	Other Metals/Minerals
63,000	BHP Billiton PLC	663,634
20,300	Rio Tinto PLC	546,453
		1,210,087
	Pharmaceuticals: Major
16,000	GlaxoSmithKline PLC	345,199
	Wireless Telecommunications
251,534	Vodafone Group PLC	602,602
	Total United Kingdom	4,603,573

	United States (55.0%)
	Aerospace & Defense
38,745	Northrop Grumman Corp.	2,066,271
36,900	Raytheon Co.	1,401,462
		3,467,733
	Agricultural Commodities/Milling
70,030	Archer-Daniels-Midland Co.	1,189,109
	Apparel/Footwear Retail
67,400	Gap, Inc. (The)	1,260,380
	Beverages: Non-Alcoholic
25,635	Coca-Cola Co. (The)	1,026,682
	Biotechnology
50,400	Gilead Sciences, Inc.*	1,883,952
	Chemicals: Major Diversified
30,560	Dow Chemical Co. (The)	1,380,701
	Computer Communications
72,470	Cisco Systems, Inc.*	1,311,707
	Electric Utilities
38,190	Southern Co. (The)	1,144,936
	Electrical Products
33,065	Emerson Electric Co.	2,046,393
	Electronic Components
107,850	Flextronics International Ltd.*	1,429,012
	Electronic Production Equipment
76,640	Applied Materials, Inc.*	1,263,794
	Financial Conglomerates
34,010	Citigroup, Inc.	1,500,521
46,240	J.P. Morgan Chase & Co.	1,837,115
		3,337,636
	Food: Major Diversified
45,620	Kellogg Co.	1,946,149
	Information Technology Services
16,835	International Business Machines Corp.	1,443,433

	Integrated Oil
40,460	Exxon Mobil Corp.	1,955,432
	Major Banks
37,860	Bank of America Corp.	1,640,474
	Major Telecommunications
64,550	SBC Communications, Inc.	1,675,072
	Media Conglomerates
88,630	Time Warner Inc.*	1,430,488
	Multi-Line Insurance
23,170	American International Group, Inc.	1,575,328
	Oil & Gas Production
48,710	Burlington Resources, Inc.	1,987,368
	Pharmaceuticals: Major
17,830	Lilly (Eli & Co.)	1,070,692
44,530	Pfizer, Inc.	1,362,618
40,710	Wyeth	1,522,554
		3,955,864
	Precious Metals
9,890	Newmont Mining Corp.	450,292
	Semiconductors
59,720	Intel Corp.	1,197,983
	Specialty Stores
41,600	Bed Bath & Beyond Inc.*	1,543,776
	Trucks/Construction/Farm Machinery
25,680	Caterpillar Inc.	2,065,956
	Total United States	43,609,650

	TOTAL COMMON AND PREFERRED STOCKS (Cost $ 69,957,743)	76,079,262

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.7%)
	REPURCHASE AGREEMENT
$2,968	Joint repurchase agreement account 1.8301% due 10/01/04 (dated 09/30/04; proceeds $2,968,151) (a) (Cost $2,968,000)		2,968,000

	TOTAL INVESTMENTS (Cost $ 72,925,743) (b)	99.7%	$79,047,262
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	238,361
	NET ASSETS	100.0%	$79,285,623

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 11,226,712 and the aggregate gross unrealized depreciation is $ 5,105,193, resulting in net unrealized appreciation of $ 6,121,519.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investments September 30, 2004 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Pharmaceuticals: Major	$5,356,088	6.8%
Financial Conglomerates	4,860,774	6.1
Integrated Oil	4,620,484	5.8
Major Banks	4,382,399	5.5
Major Telecommunications	3,929,451	5.0
Aerospace & Defense	3,467,733	4.4
Food: Major Diversified	3,186,024	4.0
Repurchase Agreement	2,968,000	3.7
Trucks/Construction/Farm Machinery	2,454,142	3.1
Electrical Products	2,370,014	3.0
Multi-Line Insurance	2,081,743	2.6
Oil & Gas Production	1,987,368	2.5
Biotechnology	1,883,952	2.4
Chemicals: Major Diversified	1,793,729	2.3
Electric Utilities	1,749,705	2.2
Electronic Components	1,743,726	2.2
Media Conglomerates	1,687,022	2.1
Apparel/Footwear Retail	1,631,565	2.0
Specialty Stores	1,543,776	1.9
Electronic Production Equipment	1,521,447	1.9
Information Technology Services	1,443,433	1.8
Computer Communications	1,311,707	1.7
Wireless Telecommunications	1,241,582	1.6
Other Metals/Minerals	1,210,087	1.5
Semiconductors	1,197,983	1.5
Agricultural Commodities/Milling	1,189,109	1.5
Electronic Equipment/Instruments	1,151,145	1.5
Beverages: Non-Alcoholic	1,026,682	1.3
Motor Vehicles	938,511	1.2
Food Retail	731,867	0.9
Advertising/Marketing Services	705,537	0.9
Broadcasting	683,055	0.9
Industrial Conglomerates	665,919	0.8

Hotels/Resorts/Cruiselines	639,840	0.8
Beverages: Alcoholic	600,760	0.8
Packaged Software	575,579	0.7
Gas Distributors	532,698	0.7
Auto Parts: O.E.M.	527,630	0.7
Recreational Products	489,737	0.6
Life/Health Insurance	473,860	0.6
Industrial Machinery	468,846	0.6
Railroads	465,940	0.6
Engineering & Construction	460,841	0.6
Precious Metals	450,292	0.6
Air Freight/Couriers	440,274	0.6
Apparel/Footwear	419,122	0.5
Personnel Services	387,039	0.5
Airlines	383,387	0.5
Movies/Entertainment	354,420	0.4
Investment Banks/Brokers	352,143	0.4
Pulp & Paper	338,232	0.4
Electronics/Appliances	328,792	0.4
Regional Banks	327,687	0.4
Building Products	308,363	0.4
Automotive Aftermarket	305,304	0.4
Telecommunication Equipment	248,263	0.3
Internet Software/Services	231,291	0.3
Household/Personal Care	221,163	0.3
	$79,047,262	99.7%

TYPE OF INVESTMENT

Common Stocks	$75,509,557	95.3%
Preferred Stocks	569,705	0.7
Short-Term Investment	2,968,000	3.7
	$79,047,262	99.7%

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.8%)
	Advertising/Marketing Services (3.5%)
9,400	Dex Media, Inc.*	$198,998
7,400	Getty Images, Inc.*	409,220
26,000	Lamar Advertising Co. (Class A)*	1,081,860
5,700	R.H. Donnelley Corp.*	281,352
		1,971,430
	Aerospace & Defense (0.8%)
4,500	FLIR Systems, Inc.*	263,250
3,300	Precision Castparts Corp.	198,165
		461,415
	Air Freight/Couriers (1.0%)
12,550	C.H. Robinson Worldwide, Inc.	582,194

	Apparel/Footwear (1.0%)
13,000	Coach, Inc.*	551,460

	Apparel/Footwear Retail (1.4%)
15,225	Chico’s FAS, Inc.*	520,695
8,400	Urban Outfitters, Inc.*	288,960
		809,655
	Auto Parts: O.E.M. (0.5%)
8,100	Gentex Corp.	284,553

	Biotechnology (4.5%)
9,500	Amylin Pharmaceuticals, Inc.*	194,940
6,100	Celgene Corp.*	355,203
12,220	Charles River Laboratories International, Inc.*	559,676
8,700	Gen-Probe Inc.*	346,869
7,900	Genzyme Corp.*	429,839
8,000	Gilead Sciences, Inc.*	299,040
6,825	ImClone Systems, Inc.*	360,701
		2,546,268
	Broadcasting (2.9%)
5,007	Radio One, Inc. (Class D)*	71,250
34,400	Univision Communications Inc. (Class A)*	1,087,384

15,600	XM Satellite Radio Holdings Inc. (Class A)*	483,912
		1,642,546
	Casino/Gaming (7.4%)
37,650	GTECH Holdings Corp.	953,298
25,300	International Game Technology	909,535
33,900	Station Casinos, Inc.	1,662,456
13,215	Wynn Resorts, Ltd.*	683,083
		4,208,372
	Computer Communications (1.6%)
26,800	Avaya Inc.*	373,592
23,100	Juniper Networks, Inc.*	545,160
		918,752
	Computer Peripherals (1.8%)
5,000	Lexmark International, Inc.(Class A)*	420,050
26,700	Network Appliance, Inc.*	614,100
		1,034,150
	Computer Processing Hardware (0.5%)
7,500	Apple Computer, Inc.*	290,625

	Construction Materials (1.5%)
13,700	Rinker Group Ltd. (ADR) (Australia)	858,168

	Containers/Packaging (0.8%)
9,200	Sealed Air Corp.*	426,420

	Data Processing Services (1.1%)
11,600	Global Payments Inc.	621,180

	Discount Stores (1.8%)
30,500	Dollar Tree Stores, Inc.*	821,975
2,325	Kmart Holding Corp.*	203,368
		1,025,343
	Electric Utilities (0.5%)
27,900	AES Corp. (The)*	278,721

	Electronic Distributors (0.4%)
4,400	CDW Corp.	255,332

	Electronic Production Equipment (0.4%)
5,200	KLA-Tencor Corp.*	215,696

	Electronics/Appliances (0.8%)
4,100	Harman International Industries, Inc.	441,775

	Finance/Rental/Leasing (0.5%)
6,950	Doral Financial Corp. (Puerto Rico)	288,216

	Financial Conglomerates (1.5%)
27,700	Brascan Corp. (Class A) (Canada)	836,540

	Financial Publishing/Services (1.0%)
8,000	Moody’s Corp.	586,000

	Food Retail (0.5%)
3,300	Whole Foods Market, Inc.	283,107

	Food: Specialty/Candy (1.2%)
8,300	Hershey Foods Corp.	387,693
8,300	McCormick & Co., Inc. (Non-Voting)	285,022
		672,715
	Gas Distributors (1.1%)
13,200	Questar Corp.	604,824

	Home Building (0.8%)
825	NVR, Inc.*	454,575

	Hotels/Resorts/Cruiselines (3.5%)
4,900	Four Seasons Hotels, Inc. (Canada)	314,090
38,250	Royal Caribbean Cruises Ltd. (Liberia)	1,667,700
		1,981,790

	Industrial Machinery (1.0%)
17,500	Graco Inc.	586,250

	Industrial Specialties (0.5%)
8,400	Ecolab Inc.	264,096

	Information Technology Services (0.5%)
10,100	Cognizant Technology Solutions Corp.*	308,151

	Insurance Brokers/Services (1.4%)
6,000	Brown & Brown, Inc.	274,200
12,600	ChoicePoint Inc.*	537,390
		811,590
	Integrated Oil (0.8%)
14,900	Suncor Energy, Inc. (Canada)	476,949

	Internet Software/Services (0.8%)
13,700	Ask Jeeves, Inc.*	448,127

	Investment Banks/Brokers (2.8%)
45,200	Ameritrade Holding Corp.*	542,852
3,300	Chicago Marcantile Exchange (The)	532,290
9,788	Legg Mason, Inc.	521,380
		1,596,522
	Medical Distributors (1.0%)
7,450	Patterson Companies Inc.*	570,372

	Medical Specialties (9.0%)
10,200	Bard (C.R.), Inc.	577,626
12,600	Biomet, Inc.	590,688
16,700	Dade Behring Holdings Inc.*	930,491
18,856	Fisher Scientific International, Inc.*	1,099,870
6,300	IDEXX Laboratories, Inc.*	319,662
15,400	INAMED Corp.*	734,118
16,600	Kinetic Concepts, Inc.*	872,330
		5,124,785
	Medical/Nursing Services (1.5%)
41,400	VCA Antech, Inc.*	854,082

	Miscellaneous Commercial Services (3.3%)
14,130	Corporate Executive Board Co. (The)	865,321
17,500	Iron Mountain Inc.*	592,375
11,300	Laureate Education Inc.*	420,586
		1,878,282

	Oil & Gas Pipelines (1.2%)
4,600	Kinder Morgan, Inc.	288,972
14,700	Western Gas Resources, Inc.	420,273
		709,245
	Oil & Gas Production (5.0%)
10,200	Patina Oil & Gas Corp.	301,614
42,920	Ultra Petroleum Corp. (Canada)*	2,105,226
13,800	XTO Energy Inc.	448,224
		2,855,064
	Oilfield Services/Equipment (1.7%)
8,200	BJ Services Co.	429,762
9,250	Smith International, Inc.*	561,752
		991,514
	Other Consumer Services (1.2%)
3,900	Apollo Group, Inc. (Class A)*	286,143
6,200	ITT Educational Services, Inc.*	223,510
15,400	ServiceMaster Co. (The)	198,044
		707,697
	Other Metals/Minerals (0.5%)
3,000	Phelps Dodge Corp.	276,090

	Packaged Software (3.2%)
17,400	Adobe Systems, Inc.	860,778
9,300	Autodesk, Inc.	452,259
14,600	Mercury Interactive Corp.*	509,248
		1,822,285
	Pharmaceuticals: Other (0.9%)
2,850	Allergan, Inc.	206,767
12,500	Elan Corp. PLC (ADR) (Ireland)*	292,500
		499,267
	Precious Metals (2.4%)
19,500	Freeport-McMoRan Copper & Gold, Inc. (Class B)	789,750
27,900	Placer Dome Inc. (Canada)	554,652
		1,344,402
	Property - Casualty Insurers (1.0%)
1,050	White Mountains Insurance Group, Ltd. (Bermuda)	552,300

	Publishing: Newspapers (0.5%)
300	Washington Post Co. (The) (Class B)	276,000

	Real Estate Investment Trusts (0.9%)
14,800	Plum Creek Timber Co., Inc.	518,444

	Recreational Products (1.1%)
13,840	Electronic Arts Inc.*		636,502

	Regional Banks (0.5%)
6,800	UCBH Holdings, Inc.		265,676

	Restaurants (2.6%)
12,600	Outback Steakhouse, Inc.		523,278
12,500	P.F. Chang’s China Bistro, Inc.*		606,125
13,050	Sonic Corp.*		334,472
			1,463,875
	Semiconductors (2.7%)
15,400	Altera Corp.*		301,378
15,900	Linear Technology Corp.		576,216
24,200	Marvell Technology Group Ltd. (Bermuda)*		632,346
			1,509,940
	Services to the Health Industry (1.4%)
16,875	Stericycle, Inc.*		774,563

	Specialty Stores (1.6%)
24,280	PETsMART, Inc.		689,309
11,100	Toys ‘R’ Us, Inc.*		196,914
			886,223
	Specialty Telecommunications (3.6%)
76,500	Crown Castle International Corp.*		1,138,320
14,626	NTL, Inc.*		907,836
			2,046,156
	Wireless Telecommunications (0.9%)
11,750	NII Holdings, Inc.*		484,218

	TOTAL COMMON STOCKS (Cost $ 51,140,733)
			56,670,489

	TOTAL INVESTMENTS (Cost $ 51,066,633) (a)	99.8%	56,670,489
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	111,166
	NET ASSETS	100.0%	$56,781,655

ADR	American Depository Receipt.
*	Non-income producing security.

(a)

The aggregate cost for federal income tax purposes approximates the aggregate cos for book purposes. The aggregate gross unrealized appreciation is $ 7,665,201 and the aggregate gross unrealized depreciation is $ 1,405,899 resulting in net unrealized appreciation of $ 6,259,302 .

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

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